         Filed with the Securities and Exchange Commission on November 18, 2003
                          Securities Act of 1933 Registration File No. 33-84762
                               Investment Company Act of 1940 File No. 811-8648

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                  REGISTRATION STATEMENT UNDER THE
                        SECURITIES ACT OF 1933          [X]

                        Pre-Effective Amendment No.__   [ ]
                        Post-Effective Amendment No. 24 [X]

                                       and

                  REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940 [X]

                        Amendment No. 27      [X]

                                 WT MUTUAL FUND
               (Exact Name of Registrant as Specified in Charter)

                 1100 North Market Street, Wilmington, DE 19890
               (Address of Principal Executive Offices)(Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 254-3948

   Robert J. Christian, President                 Copy to:
   Wilmington Trust Company                       Joseph V. Del Raso, Esq.
   1100 North Market Street                       Pepper Hamilton LLP
   Wilmington, DE 19890                           3000 Two Logan Square
   (Name and Address of Agent for Service)        Philadelphia, PA 19103

It is proposed that this filing will become effective (check the appropriate box)

[ ]      immediately upon filing pursuant to paragraph (b)
[ ]      on (date) pursuant to paragraph (b)
[X]      60 days after filing pursuant to paragraph (a)(1)
[ ]      on (date) pursuant to paragraph (a)
[ ]      75 days after filing pursuant to paragraph (a)(2)
[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       WILMINGTON SMALL CAP CORE PORTFOLIO

                                OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES


                                 INVESTOR SHARES



                        PROSPECTUS DATED DECEMBER 1, 2003


                  This prospectus gives vital information about the Wilmington Small Cap Core Portfolio, including information on investment policies, risks and fees. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

                  Please note that this Portfolio:

                  -    is not a bank deposit

                  - is not an obligation of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates

                  -    is not federally insured


                  - is not an obligation of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other government agency


                  -    is not guaranteed to achieve its goals

                  Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS


PORTFOLIO DESCRIPTION - A LOOK AT THE PORTFOLIO'S GOALS, STRATEGIES, RISKS, FEES AND EXPENSES.
     Summary...................................................................................................
     Performance Information...................................................................................
     Fees and Expenses.........................................................................................
     Example...................................................................................................
ADDITIONAL INVESTMENT INFORMATION
     Investment Objective......................................................................................
     Primary Investment Strategies.............................................................................
     The Underlying Series.....................................................................................
     Additional Risk Information...............................................................................
     Financial Highlights......................................................................................
MANAGEMENT OF THE PORTFOLIO....................................................................................
SERVICE PROVIDERS..............................................................................................
SHAREHOLDER INFORMATION
     Pricing of Shares.........................................................................................
     Purchase of Shares........................................................................................
     Redemption of Shares......................................................................................
     Exchange of Shares........................................................................................
     Distributions.............................................................................................
     Taxes.....................................................................................................
DISTRIBUTION ARRANGEMENTS......................................................................................
     Rule 12b-1 Fees...........................................................................................
     Share Classes.............................................................................................
GLOSSARY.......................................................................................................
FOR MORE INFORMATION...........................................................................................


 For information about key terms and concepts, please refer to the "Glossary."

                       WILMINGTON SMALL CAP CORE PORTFOLIO





SUMMARY



Investment Objective



- The WILMINGTON SMALL CAP CORE PORTFOLIO seeks long-term capital appreciation.



Investment Focus



-    Equity (or related) securities



Share Price Volatility



-    High



Principal Investment Strategy



- The WILMINGTON SMALL CAP CORE PORTFOLIO does not buy individual securities directly. Instead, the Portfolio pursues its investment objective by investing in other mutual funds - currently the Small Cap Growth Series and the Small Cap Value Series of WT Investment Trust I (the "Underlying Series"). The Portfolio invests its assets in the Underlying Series in accordance with weightings determined by the investment adviser. Each of the Underlying Series invests directly in small capitalization equity securities in accordance with its investment policies and strategies.



- The WILMINGTON SMALL CAP CORE PORTFOLIO invests at least 80% of its assets in shares of the Underlying Series, which invest primarily in small capitalization equity securities. These Underlying Series are intended to give the Portfolio broad exposure to small cap companies in the U.S. equity markets. Currently, the Portfolio invests in the shares of the Small Cap Growth Series and the Small Cap Value Series of WT Investment Trust I (the "Trust"); however, at any time, the Portfolio's investment adviser, Rodney Square Management Corporation ("RSMC"), may add or substitute Underlying Series in which the Portfolio may invest.



- In deciding how to allocate the Portfolio's assets between the Underlying Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and the relative market valuations and volatility of the Underlying Series. The Portfolio normally invests within a range of 40% to 60% of its assets in each of the Small Cap Growth Series and the Small Cap Value Series. The investment adviser reserves the right to adjust the percentages invested in the Underlying Series and to substitute, add or subtract to the Underlying Series.



Principal Risks



- ALLOCATION RISK. In managing the Portfolio, the investment adviser allocates assets among the Underlying Series. The Portfolio's investment performance depends, in part, upon how its assets are allocated and reallocated among these Underlying Series. A principal risk of investing in the Portfolio is that the investment adviser's allocation techniques and decisions and/or selection of Underlying Series will not produce the desired results, and therefore the Portfolio may not achieve its investment objective.



- UNDERLYING SERIES RISKS. The value of your investment in the Portfolio is directly related to the investment performance of the Underlying

     Series in which it invests. Therefore, the principal risks of investing in the Portfolio are closely related to the principal risks associated with the Underlying Series and their investments. Because the Portfolio's allocation among two or more Underlying Series will vary, your investment may be subject to any and all of these risks at different times and to different degrees. Among the principal risks of the Underlying Series, which could adversely affect the net asset value and total return of the Portfolio, are:



- An investment in the Portfolio is not a deposit of Wilmington Trust Company or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



- It is possible to lose money by investing in the Portfolio. There is no guarantee that the stock market or the securities that the Underlying Series holds will increase in value.



- The Portfolio's share price will fluctuate in response to changes in the market value of the Underlying Series' investments. Market value changes result from business or economic developments affecting an issuer as well as general market and economic conditions.



- Growth-oriented investments may be more volatile than the rest of the U.S. stock market as a whole.



- A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated.



- Each Underlying Series may use equity derivatives to pursue its investment objective. The use of derivatives may expose a Series to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Underlying Series to experience higher losses than a fund that does not use derivatives.



- Small capitalization companies may be more vulnerable than large companies to adverse business or economic developments, and their securities may be less liquid and more volatile than securities of larger companies.



- The performance of the Underlying Series will depend on whether or not the investment advisers are successful in pursuing the investment strategy.



- Please see "Additional Risk Information" for a description of these and other risks associated with the Underlying Series and an investment in the Portfolio.


Investor Profile

- Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns.

PERFORMANCE INFORMATION

                       WILMINGTON SMALL CAP CORE PORTFOLIO


                  The bar chart and the performance table below illustrate the risks and volatility of an investment in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and by showing how the Portfolio's average annual returns for one year and five years and since inception, before and after taxes, compare with those of the Russell 2000 Index, a broad measure of market performance. The performance shown in the bar chart and performance table are for the Institutional Shares of the Portfolio. However, Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Institutional Shares do not have the same expenses. Specifically, the Investor Shares are subject to a distribution fee equal to 0.25% of the average daily net assets of the Investor Shares. This performance information includes the performance of the Portfolio's predecessor, the Small Cap Stock Fund, a collective investment fund. The Small Cap Stock Fund's performance has been included for the periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Portfolio (i.e. adjusted to reflect expenses, absent investment advisory fees waivers). The Small Cap Stock Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended ("1940 Act"), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Small Cap Stock Fund had been registered under the 1940 Act, its performance may have been different. The performance shown in the bar chart and table below reflects the performance of the Portfolio's investment in the Small Cap Core Series, its master series under a master/feeder structure. Effective December 1, 2003, the Portfolio no longer utilizes a master/feeder structure but instead allocates its assets among one or more mutual funds. Total return would have been lower had certain fees and expenses not been voluntarily waived and/or reimbursed. Of course, past performance, both before and after taxes, does not necessarily indicate how the Portfolio will perform in the future.



                ANNUAL RETURNS FOR CALENDAR YEARS SINCE INCEPTION


Performance Years        Returns
1998                     - 2.32%
1999                      21.86%
2000                       2.31%
2001                     - 1.37%
2002                     -23.91%

                                PERFORMANCE YEARS

       CALENDAR YEAR-TO-DATE TOTAL RETURN AS OF SEPTEMBER 30, 2003: 22.03%

  BEST QUARTER                                          WORST QUARTER
     22.89%                                                -22.01%
(March 31, 2000)                                     (September 30, 2001)

INSTITUTIONAL SHARES                                                       Since                      Since Inception
AVERAGE ANNUAL RETURNS AS OF 12/31/02                       1 Year     June 29, 1998     5 Years     April 1, 1997(1)
                                                            ------     -------------     -------     ----------------
Small Cap Core Portfolio Return Before Taxes                (23.91)%      (2.82)%          (1.78)(2)     3.81%(2)
Return After Taxes on Distributions(3)                      (23.91)%      (3.43)%            N/A          N/A
Return After Taxes on Distributions and Sale of             (14.68)%      (2.15)%            N/A          N/A
Shares(3)
Russell 2000 Index (reflects no deductions for fees,        (20.48)%      (2.56)%          (1.36)%       3.30%
expenses or taxes(4)


1 For periods prior to June 29, 1998, the Portfolio's predecessor, the Small Cap Stock Fund, operated as a collective investment fund. As a collective investment fund, the Small Cap Stock Fund was treated differently than the Portfolio for federal income tax purposes. For example, a collective investment fund does not make distributions to its investors. As a result, after-tax returns for periods prior to June 29, 1998 are not presented.


2 This performance information reflects the performance of the Portfolio and its predecessor, the Small Cap Stock Fund, and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Portfolio.

3 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


4 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Index is unmanaged and reflects the reinvestment of dividends.

FEES AND EXPENSES


         The table below describes the fees and expenses that you may pay if you buy and hold Institutional and Investor Shares of the Portfolio.


           SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                                        Institutional Shares      Investor Shares
Maximum sales charge (load) imposed on purchases (as a percentage of
offering price)                                                                 None                   None
Maximum deferred sales charge                                                   None                   None
Maximum sales charge imposed on reinvested dividends (and other                 None                   None
distributions)
Redemption fee(1)                                                               1.00%                  1.00%
Exchange fee(1)                                                                 1.00%                  1.00%



(1) Institutional and Investor Shares are subject to a 1.00% fee only if redeemed or exchanged within the first 60 days after purchase. See "Redemption of Shares" and "Exchange of Shares" for additional information.


         ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
                             PORTFOLIO ASSETS) (1):


                                            Institutional      Investor
                                               Shares           Shares
                                               ------           ------
Management fees(1)                              None             None
Distribution (12b-1) fees                       None             0.25%
Other expenses(2)                               0.24%            0.24%
Underlying Series' expenses(3)                  1.13%            1.13%
TOTAL ANNUAL OPERATING EXPENSES                 1.37%            1.62%



(1) The investment adviser to the Portfolio is RSMC and the investment advisers to the Small Cap Growth Series and the Small Cap Value Series are Roxbury Capital Management, LLC ("Roxbury") and Cramer Rosenthal McGlynn, LLC ("CRM"), respectively. RSMC is not paid an advisory fee for services provided to the Portfolio. Roxbury and CRM, as investment advisers to the respective Underlying Series, will receive investment advisory fees of 1.00% and 0.75%, respectively.


(2) "Other expenses" have been restated to reflect current fees in connection with the change in investment structure from a master/feeder structure to an investment structure that allocates the Portfolio's assets among one or more affiliated mutual funds as approved by shareholders on November 14, 2003.


(3) "Underlying Series' expenses" are based upon the equal allocation of the Portfolio's assets between the Underlying Series. For a listing of the expenses associated with each Underlying Series, please see "Management of the Portfolio-Underlying Series Expenses." Actual Underlying Series' expenses for the Portfolio are expected to vary with changes in the allocation of the Portfolio's assets, and may be higher or lower than those shown above. The Portfolio will not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with its investments in shares of the Underlying Series. However, the Portfolio will indirectly bear its pro rata share of the expenses incurred by the Underlying Series.

EXAMPLE


         This example is intended to help you compare the cost of investing in Institutional and Investor Shares of the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay if you invested $10,000 over the various time periods indicated. The example assumes that:


                  -    you reinvested all dividends and other distributions;

                  -    the average annual return was 5%;


                  - the Portfolio's total operating expenses are charged and remain the same over the time periods; and


                  - you redeemed all of your investment at the end of the time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


WILMINGTON SMALL CAP CORE PORTFOLIO                          1 Year     3 Years     5 Years     10 Years
-----------------------------------                          ------     -------     -------     --------
     Institutional Shares                                    $  139     $   434     $   750     $  1,646
     Investor Shares                                         $  165     $   511         n/a          n/a



         The above example is for comparison purposes only and is not a representation of the Portfolio's actual expenses and returns, either past or future.



                        ADDITIONAL INVESTMENT INFORMATION


INVESTMENT OBJECTIVE


                  The WILMINGTON SMALL CAP CORE PORTFOLIO seeks long-term capital appreciation. The investment objective for the Portfolio may not be changed without shareholder approval. There is no guarantee that the Portfolio will achieve its investment objective.


PRIMARY INVESTMENT STRATEGIES


                  The WILMINGTON SMALL CAP CORE PORTFOLIO will invest at least 80% of its assets in the Small Cap Growth Series and Small Cap Value Series of the Trust (the "Underlying Series"), which invest primarily in small capitalization equity securities. The Underlying Series are expected to give the Portfolio broad exposure to small cap companies in the U.S. equity markets. The Portfolio normally invests all of its assets in shares of the Underlying Series and does not invest directly in stocks of other issuers. The Portfolio will invest in the Small Cap Growth Series and Small Cap Value Series; however, at any time, the Portfolio's investment adviser may add or substitute Underlying Series in which the Portfolio may invest.



                  In deciding how to allocate the Portfolio's assets between the Underlying Series, the investment adviser considers its outlook for the U.S. economy and financial markets, and the relative market valuations and volatility of the Underlying Series. The Portfolio normally invests within a range of 40% to 60% of its assets in the Small Cap Growth Series and within a range of 40% to 60% of its assets in the Small Cap Value Series. The investment adviser reserves the right to adjust the percentages invested in the Underlying Series and to substitute, add or subtract to the Underlying Series. The investment adviser determines how the Portfolio allocates and reallocates its assets between the Underlying Series. The major equity asset classes held by the Underlying Series are those categorized by the size of issuer (small capitalization) and investment style or category (growth or value).

                  The investment adviser does not allocate the Portfolio's assets according to a predetermined percentage or blend of the Underlying Series; instead, the investment adviser regularly determines the appropriate mix for the Portfolio by allocating among the Underlying Series. When making these decisions, the investment adviser considers various quantitative and qualitative data relating to the U.S. economy and securities markets. This data may include but are not limited to: projected growth trends in the U.S. economy; forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve); current and projected trends in inflation; relative valuation levels; volatility in the equity market; the outlook and projected growth of various industrial sectors; information relating to business cycles; borrowing trends and the cost of capital; political trends; data relating to trade balances; and labor or employment information. The investment adviser may also consider proprietary research provided by the investment advisers of the Underlying Series. The investment adviser has the flexibility to reallocate the Portfolio's assets in varying percentages among the Underlying Series based on the investment adviser's ongoing analyses of the equity markets, although these tactical shifts are not expected to be large or frequent in nature. This approach allows the investment adviser to allocate assets among Underlying Series that employ both growth-oriented or value-oriented stock selection and to take advantage of the experience of the investment advisers of the Underlying Series in selecting either growth or value stocks.



THE UNDERLYING SERIES



                             SMALL CAP GROWTH SERIES



PRINCIPAL INVESTMENT STRATEGIES



                  The Small Cap Growth Series, under normal market conditions, will invest at least 80% of its total assets in the following equity or equity-related securities:



                  - common stocks of U.S. corporations that are judged by the investment adviser to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is equal to or less than the capitalization of the largest stock in the S&P SmallCap 600 Index ("small cap companies")



                  - options on, or securities convertible (such as convertible preferred stock, convertible bonds, warrants and debentures) into, the common stock of small cap companies



                  - options on indices of the common stock of small cap companies



                  - contracts for either the future delivery, or payment in respect of the future market value, of certain indices of the common stock of small cap companies, and options upon such futures contracts






                  Small cap companies are those whose capitalization is similar to the market capitalization of companies in the S&P SmallCap 600 Index at the time of the Series' investment. As of September 30, 2003, the market capitalization of the companies that make up the S&P SmallCap 600 Index was between $58.9 million and $3.8 billion. Due to market price adjustments or other events after the time of purchase, it is possible that an investment's market capitalization may drift above or below this range. Nevertheless, companies whose capitalization no longer meets this definition after purchase continue to be considered to have a small market capitalization for purposes of the 80% policy. The Series is not limited to only small-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies in other capitalizations. small-cap companies, and under normal market conditions, may invest up to 20% of its assets in stocks of companies in other capitalizations.



                  The Series may also invest in certain option and financial futures contracts ("derivatives") foreign securities, including American Depositary Receipts. The investment adviser uses a bottom up approach to identify new investment opportunities and to evaluate existing investments on an ongoing basis to determine continued suitability. The investment adviser selects stocks it believes exhibit consistent, above average growth prospects. Through research and its understanding of business fundamentals, the investment adviser seeks to identify companies with sound economic business models, reputable managements, strong competitive positions, and the ability to grow their businesses in a variety of economic environments. Additionally, all investments undergo a valuation analysis to estimate their risk/reward characteristics.



                  At the time of purchase, individual stock holdings may represent up to 5% of the Series' value. Due to market price fluctuations, individual stock holdings may exceed 5% of the value of the total portfolio. The Series may over or underweight certain industries and sectors based on the investment adviser's opinion of the relative attractiveness of companies within those industries and sectors. The Series may not invest in more than 10% of the outstanding shares of a company.



                  The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Under normal market conditions, the Series' turnover rate is expected to be less than 200%. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gain distribution. Such factors may have the effect of lowering overall fund performance.



                  In order to respond to adverse market, economic, political or other conditions, the Series may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality. The result of this action may be that the Series and the Portfolio will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.



                             SMALL CAP VALUE SERIES



PRINCIPAL INVESTMENT STRATEGIES



                  The Small Cap Value Series invests, under normal market conditions, at least 80% of its total assets in the following equity or equity-related securities:



                  - common and preferred stocks of U.S. corporations that are judged by the investment adviser to be undervalued in the marketplace relative to underlying profitability and have a market capitalization, at the time of purchase, less than the capitalization of the largest stock in the Russell 2000 Value Index ("small cap company")



                  - securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of small cap companies



                  -        warrants

                  The Series is a diversified portfolio of U.S. equity or equity-related securities of small cap companies that are believed by the investment adviser to be undervalued as compared to the company's profitability potential. The capitalization of companies that make up the Russell 2000 Value Index will change due to changes in the market. As a result, the capitalization of small cap companies in which the Series will invest will also change. As of September 30, 2003, the capitalization of the largest stock in the Russell 2000 Value Index is less than $2.3 billion.



                  The Series seeks to invest in stocks that are less expensive than comparable companies, as determined by price-to-earnings ratios, price-to-cash flow ratios, asset value per share or other measures. Value investing therefore may reduce risk while offering the potential for capital appreciation as a stock gains favor among other investors and its price rises.



                  The Series' investment adviser relies on selecting individual stocks and does not try to predict when the stock market might rise or fall. It seeks out those stocks that are undervalued and, in some cases, neglected by financial analysts. The investment adviser evaluates the degree of analyst recognition by monitoring the number of analysts who follow a company and recommend its purchase or sale to investors.



                  The investment adviser starts by identifying early changes in a company's operations, finances or management. The investment adviser is attracted to companies, which it believes will look different tomorrow--operationally, financially, managerially--when compared to yesterday. This type of dynamic change often creates confusion and misunderstanding and may lead to a drop in a company's stock price. Examples of change include mergers, acquisitions, divestitures, restructurings, change of management, new market/product/means of production/ distribution, regulatory change, etc. Once change is identified, the investment adviser evaluates the company on several levels. It analyzes:



                  - Financial models based principally upon projected cash flows



                  - The price of a company's stock in the context of what the market is willing to pay for stock of comparable companies and what a strategic buyer would pay for the whole company



                  - The extent of management's ownership interest in a company



                  - A company's market position by corroborating its observations and assumptions with management, customers and suppliers



                  The investment adviser also evaluates the degree of recognition of a company by investors by monitoring the number of sell side analysts who closely follow a company and nature of its shareholder base. Before deciding to purchase a stock, the investment adviser conducts an extensive amount of business due diligence to corroborate its observations and assumptions.



                  The identification of change comes from a variety of sources including the extensive use of its own proprietary database as well as computer screens, which are run using various criteria. In addition, the investment adviser has an extensive network of relationships with clients, other investors, and intermediaries such as national and regional brokerage firms. Members of the investment adviser's portfolio management team regularly meet with companies around the country and sponsor annually more than 200 company/management meetings in its New York office.



                  By reviewing historical relationships and understanding the characteristics of a business, the investment adviser establishes valuation parameters using relative ratios or target prices. In its overall assessment, the investment adviser seeks stocks that it believes have a greater upside potential than downside risk over an 18 to 24 month holding period.



                  An important function of the investment adviser is to set a price target at which the stock will be sold when there has been no fundamental change in the investment case. In setting a target price for a stock, the investment adviser considers appreciation potential relative to risk over a two year period. The investment adviser constantly monitors the companies held by the Series to determine if there have been any fundamental changes in the reasons that prompted the initial purchase of the stock. If significant changes for the better have not materialized, the stock will be sold. The initial investment case for a stock purchase, which has been documented, is examined by the investment adviser's portfolio management team. A final decision on selling the stock is made after all such factors are analyzed.



                  The frequency of portfolio transactions and the Series' turnover rate will vary from year to year depending on the market. Under normal market conditions, the Series' turnover rate is expected to be less than 100%. Increased turnover rates incur the cost of additional brokerage commissions and may cause you to receive a larger capital gains distribution. Such factors may have the effect of lowering overall Series' performance.



                  The Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by a nationally recognized statistical rating organization, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Series will be unable to achieve its investment objective. The Series also may use other strategies and engage in other investment practices.



ADDITIONAL RISK INFORMATION



                  The following is a list of certain risks that may apply to your investment in the Portfolio. Further information about investment risks is available in our Statement of Additional Information ("SAI"):



                  - ALLOCATION RISK: The Portfolio's investment performance depends, in part, upon how its assets are allocated and reallocated among two or more Underlying Series. A principal risk of investing in the Portfolio is that the investment adviser will make less than optimal or poor asset allocation decisions and that the investment adviser will make less than optimal decisions in selecting the Underlying Series in which the Portfolio invests. The investment adviser attempts to identify asset classes and sub-classes represented by the Underlying Series that will provide consistent performance for the Portfolio, but there is no guarantee that the investment adviser's allocation techniques will produce the desired results. It is possible that the investment adviser will focus on Underlying Series that perform poorly or underperform other available Series under various market conditions.



                  - UNDERLYING SERIES RISKS. Because the Portfolio invests all of its assets in Underlying Series, the risks associated with investing in the Portfolio are closely related to the risks associated with the securities and other investments held by the Underlying Series. The ability of the Portfolio to achieve its investment objective will depend upon the ability of the Underlying Series to achieve their objective. There can be no assurance that the investment objective of any Underlying Series will be achieved.



                           The Portfolio's net asset value will fluctuate in response to changes in the net asset values of the Underlying Series in which it invests. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Series will depend upon the extent to which the Portfolio's assets are allocated from time to time for investment in the Underlying Series, which will vary. To the extent that the Portfolio invests a significant portion of its assets in an Underlying Series, it will be particularly sensitive to the risks associated with that Underlying Series.



                  The following principal risks are associated with investments in the Underlying Series and, indirectly, with your investment in the Portfolio. Each Underlying Series may be subject to additional principal risks other than those described below because the types of investments made by an Underlying Series can change over time. The summary is not intended to be exhaustive. For a more complete description of these risks and the securities and investment techniques used by the Underlying Series, please refer to our SAI.



                  - SMALL CAP RISK: Small cap or medium size companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.



                  - GROWTH INVESTING RISK: The risk that an investment in a growth-oriented portfolio, which invests in growth-oriented companies, will be more volatile than the rest of the U.S. market as a whole.



                  - VALUE INVESTING RISK: The risk that investments in companies whose securities are believed to be undervalued, relative to their underlying profitability, do not appreciate in value as anticipated.



                  - DERIVATIVES RISK: Some of the Underlying Series' investments may be referred to as "derivatives" because their value depends on, or is derived from, the value of an underlying asset, reference rate or index. These investments include options, futures contracts and similar investments that may be used in hedging and related income strategies. The market value of derivative instruments and securities is sometimes more volatile than that of other investments, and each type of derivative may pose its own special risks. As a fundamental policy, no more than 15% of the Underlying Series' total assets may be committed or exposed to derivative strategies.



                  - FOREIGN SECURITY RISK. The risk of losses due to political, regulatory, economic, social or other uncontrollable forces in a foreign country not normally associated with investing in the U.S. markets.



                  - LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.


                  - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                  - OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.


                  - VALUATION RISK: The risk that the Underlying Series has valued certain of its securities at a higher price than they can be sold.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolio's financial performance for the past 5 years. Certain information reflects financial results for a single Institutional Share of the Portfolio. Investors Shares are not yet offered and, therefore, no financial highlights are available. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio assuming reinvestment of all dividends and other distributions. Financial highlights have been audited by Ernst & Young LLP, whose report, along with the Portfolio's financial statements, is included in the Institutional Shares' Annual Report, which is available without charge upon request.



                                                                                                     For the
                                                                                                      Period          For the
                                                                                                    January 1,      Period June
                                                                                                       1999         29, 1998(1)
                                                                                                     Through          Through
                                                    For the Fiscal Years Ended June 30,              June 30,       December 31,
                                           2003            2002           2001          2000+          1999+           1998+
                                           ----            ----           ----          ----        ----------     ------------
SMALL CAP CORE PORTFOLIO -
      INSTITUTIONAL SHARES

NET ASSET VALUE - BEGINNING OF PERIOD    $    9.15       $   10.63     $    12.97    $     9.51     $     9.36     $      10.00
                                         ---------       ---------     ----------    ----------     ----------     ------------

INVESTMENT OPERATIONS:
      Net investment income (loss)           (0.02)(4)          --(3,4)      0.16            --(3)        0.02             0.02

      Net realized and unrealized gain
     (loss) on investments                   (0.54)          (1.47)         (1.14)         3.50           0.13            (0.62)
                                         ---------       ---------     ----------    ----------     ----------     ------------
      Total from investment operations       (0.56)          (1.47)         (0.98)         3.50           0.15            (0.60)
                                         ---------       ---------     ----------    ----------     ----------     ------------

DISTRIBUTIONS:
      From net investment income                --           (0.01)         (0.01)        (0.02)            --            (0.02)
      From net realized gain                    --              --          (1.21)        (0.02)            --               --
      In excess of net realized gain            --              --          (0.14)           --             --            (0.02)
                                         ---------       ---------     ----------    ----------     ----------     ------------
      Total distributions                       --           (0.01)         (1.36)        (0.04)            --            (0.04)
                                         ---------       ---------     ----------    ----------     ----------     ------------
NET ASSET VALUE - END OF PERIOD          $    8.59       $    9.15     $    10.63    $    12.97     $     9.51     $       9.36
                                         =========       =========     ==========    ==========     ==========     ============
TOTAL RETURN                                 (6.12)%        (13.84)%        (6.88)%       36.93%          1.60%**         (6.03)%**

RATIOS (TO AVERAGE NET ASSETS)/
      SUPPLEMENTAL DATA:(2)
      Expenses:
      Including expense limitations           1.00%           0.89%          0.83%         0.80%          0.80%*           0.80%*
      Excluding expense limitations           1.01%           0.89%          0.90%         0.91%          0.90%*           0.95%*
      Net investment income (loss)           (0.21)%         (0.03)%         0.15%         0.02%          0.39%*           0.45%*
Portfolio turnover rate                         62%             44%            53%           47%             7%              10%
Net assets at end of period
(000 omitted)                            $  73,700       $ 106,915     $  136,236    $  103,456     $   76,316     $     82,156


--------------------
*    Annualized.

**   Not annualized.


1.   Commencement of operations.



2. Effective November 1, 1999, the expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Small Cap Core Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.



3.   Less than $0.01 per share.



4. The net investment loss per share was calculated using the average shares outstanding method.


+ Effective November 1, 1999, the Rodney Square Small Cap Equity Portfolio ("Rodney Square Portfolio") was merged into the Wilmington Small Cap Core Portfolio. The financial highlights for periods prior to November 1, 1999 reflect the performance history of the Rodney Square Portfolio.

MANAGEMENT OF THE PORTFOLIO


                  The Board of Trustees for the Portfolio supervises the management, activities and affairs of the Portfolio and has approved contracts with various organizations to provide, among other services, the day-today management required by the Portfolio and its shareholders.

INVESTMENT ADVISER


                  Rodney Square Management Corporation ("RSMC"), the investment adviser for the Wilmington Small Cap Core Portfolio, is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. In the past, RSMC has provided asset management services to other mutual funds, individuals, personal trusts, municipalities, corporations and other organizations. As of September 30, 2003, RSMC had $5.6 billion assets under management.



                  The Portfolio does not pay an advisory fee to RSMC for the advisory services provided to the Portfolio. The Portfolio does, however, indirectly pay its proportionate share of the advisory fees paid by the Underlying Series in which the Portfolio invests.



PORTFOLIO MANAGER



                  The day-to-day management of the Portfolio is the responsibility of Sebastiano Mancarella, who implements the Portfolio's investment allocations as determined by the Investment Strategy Team of RSMC and its affiliates. The Investment Strategy Team is a group of investment professionals who meet regularly to determine the recommended asset allocation based upon several factors, including current market and economic conditions. Mr. Mancarella, Assistant Vice President of RSMC, has been with RSMC or its affiliate since July 1997.



INVESTMENT ADVISER - SMALL CAP GROWTH SERIES



                  Roxbury Capital Management, LLC ("Roxbury"), 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser for the Series. Roxbury is engaged in a variety of investment advisory activities including the management of separate accounts and, as of September 30, 2003, had assets under management of approximately $3.1 billion.



                  The Small Cap Growth Series pays Roxbury an advisory fee at the annual rate of 1.00% of the Series' first $1 billion of average daily net assets; 0.95% of the Series' next billion of average daily net assets; and 0.90% of the Series' average daily net assets over $2 billion.



                  The day-to-day portfolio management of the Series is the responsibility of Roxbury's investment committee. The investment committee meets regularly to make investment decisions for the Series and relies on Roxbury's research team. The business experience of individuals at Roxbury primarily responsible for researching and recommending investment opportunities for the Series is as follows:



                  STEVE MARSHMAN, CFA joined Roxbury in July 2002 and has eleven years of investment management experience. Mr. Marshman is a member of Roxbury's Small Cap Growth Investment Team. From 1995 to 2002, Mr. Marshman was with Columbia Funds Management Company ("Columbia") where he was a Portfolio Manager for the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. His responsibilities at Columbia also included Portfolio Management for Columbia's Technology Fund. Prior to joining Columbia, Mr. Marshman was a fighter pilot in the US Air Force.



                  ROBERT MARVIN, CFA, CPA joined Roxbury in July 2002 and has ten years of investment management experience. Mr. Marvin is a member of Roxbury's Small Cap Growth Investment Team. From 1998 to 2002, Mr. Marvin was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities. Prior to joining Columbia, he was Vice President and Consumer Analyst for The Seidler Companies, a Los Angeles based boutique research and brokerage firm. Mr. Marvin began his career at Deloitte & Touche where he earned his CPA and became a Senior Consultant.



                  BRIAN SMOLUCH, CFA joined Roxbury in July 2002 and has seven years of investment management experience. Mr. Smoluch is a member of Roxbury's Small Cap Growth Investment Team. From 1996 to 2002, Mr. Smoluch was with Columbia where he was a Portfolio Manager in the Small/Mid-Cap Investment Team as well as an Equity Analyst focusing on Small-Mid Cap securities.



INVESTMENT ADVISER - SMALL CAP VALUE SERIES



                  Cramer Rosenthal McGlynn, LLC ("CRM"), 520 Madison Avenue, New York, New York 10022, serves as the investment adviser to the Small Cap Value Series. Subject to the control of the Board of Trustees, CRM makes investment decisions for the Series. CRM and its predecessors have managed investments in small, medium and large capitalization companies for more than thirty years. As of September 30, 2003, CRM had over $4 billion of assets under management.



                  For the twelve months ended June 30, 2003, CRM received investment advisory fees of 0.75% of the average daily net assets of the Series.



                  The day-to-day management of the Series is shared by a team of individuals employed by CRM. Ronald H. McGlynn and Jay B. Abramson are responsible for the overall management. In addition, James P. Stoeffel and Terry Lally are leaders of the team responsible for the management of the Series. Carl Brown, Michael Caputo, Kevin M. Chin, Todd Denker, Brendan Hartman and Adam L. Star assist the team leaders in the day-to-day management of the Series. Each portfolio manager's business experience and educational background is as follows:



                  RONALD H. MCGLYNN is a Co-founder, Chief Executive Officer and President of CRM and has over 34 years of investment experience. Prior to co-founding CRM in 1973, Mr. McGlynn was a Portfolio Manager at Oppenheimer & Co. He received a B.A. from Williams College and an M.B.A. from Columbia University.



                  JAY B. ABRAMSON, CPA is an Executive Vice President of CRM. Mr. Abramson joined CRM in 1985 and is responsible for investment research and portfolio management. Mr. Abramson received a B.S.E. and J.D. from the University of Pennsylvania Wharton School and Law School, respectively, and is a Certified Public Accountant.



                  JAMES P. STOEFFEL, CPA joined CRM as a Vice President in March 2001 and is responsible for portfolio management and investment research. Prior to joining CRM, Mr. Stoeffel was the Director of Research at Palisade Capital Management from March 1999 to March 2001. Prior to that, he was Vice President in the Emerging Growth Stocks Research Group at Salomon Smith Barney from March 1993 to March 1999. He served as a Senior Financial Analyst/Assistant Treasurer with Ticor Title

Insurance Co., and as an auditor. Mr. Stoeffel earned a B.A. from Washington & Lee University and an M.B.A. from New York University's Stern School of Business and is a Certified Public Accountant.



                  KEVIN M. CHIN is a Vice President of CRM. Mr. Chin joined the firm in 1989 and is responsible for investment research. Prior to joining CRM, Mr. Chin was a Financial Analyst for the Mergers and Acquisitions Department of Morgan Stanley and a Risk Arbitrageur with The First Boston Corporation. He received a B.S. from Columbia University School of Engineering & Applied Science.



                  ADAM L. STARR is a Vice President of CRM. Mr. Starr joined CRM in 1999 and is responsible for portfolio management and research. Prior to joining CRM, he was a Partner and Portfolio Manager at Weiss, Peck & Greer, LLC from 1992 to 1999. Previously, he was an Analyst and Portfolio Manager at Charter Oak Partners from 1990 to 1992 and First Manhattan Company. Mr. Starr earned a B.A. from Clark University and an M.B.A. from Columbia University.



                  CARL D. BROWN joined CRM in April 1999 and is a Research Analyst. Prior to joining CRM, Mr. Brown was a Tax Consultant and CPA at KPMG Peat Marwick from 1994 to April 1999. He earned a B.A. from the University of Pennsylvania in 1994 and an M.B.A. from New York University's Stern School of Business in 1996.



                  TODD R. DENKER, CFA joined CRM as a Research Analyst in January 2001. Prior to joining the firm, Mr. Denker was an Equity Research Analyst at CIBC World Markets from 1997 to January 2001. He received a B.S. from the State University of New York at Albany in 1993, an M.B.A. from New York University's Stern School of Business in 1998, and is a Chartered Financial Analyst.



                  BRENDAN J. HARTMAN joined CRM in March 2001 as a Research Analyst. Prior to joining CRM, Mr. Hartman was a Research Analyst at Donaldson, Lufkin & Jenrette from October 1997 to February 2001 and at Salomon Brothers from June 1996 to October 1997. His other work experience includes Latin American Telecom Analyst at Smith New Court, and Latin American Telecom & Latin American Metal & Mining Analyst at HSBC/James Capel from 1995 to 1996. He earned a B.A. from Lehigh University in 1990 and an M.B.A. from New York University's Stern School of Business in 1996.



                  TERRY LALLY, CFA is a Vice President of CRM and joined the firm in 2000. He is responsible for investment research. Prior to joining CRM, Mr. Lally worked for nine years at The Prudential in U.S. small cap and emerging market equity analysis, corporate finance, and equity trading. Mr. Lally earned a B.B.A. from the University of Notre Dame in 1989, an M.B.A. from Harvard University in 1995, and is a Chartered Financial Analyst.



                  MICHAEL J. CAPUTO joined CRM as a Research Analyst in August 2002. Prior to joining CRM, he was a Vice President in Corporate Finance at Morgan Stanley from March 2000 to August 2002. Prior to that, he worked in Corporate Finance at Lehman Brothers from August 1998 to March 2000 and at Dillon Reed from August 1996 to August 1998. Mr. Caputo earned a B.A. from the University of Notre Dame and an M.B.A. from the Wharton School.

UNDERLYING SERIES EXPENSES



                  The Portfolio will not pay any sales load, Rule 12b-1 distribution fee or shareholder service fee in connection with its investments in the Underlying Series. However, the Portfolio will indirectly bear its pro rata share of the expenses incurred by the Underlying Series after any fee waivers and expense reimbursement, if any. Examples of these expenses are set forth in the table below.



                                       SMALL CAP           SMALL CAP
                                     GROWTH SERIES       VALUE SERIES
                                     -------------       ------------
Management fees                          1.00%               0.75%
Other expenses                           0.37%               0.13%
TOTAL ANNUAL OPERATING EXPENSES          1.37%               0.88%

--------------------------------------------------------------------------------
SERVICE PROVIDERS
--------------------------------------------------------------------------------

         The chart below provides information on the primary service providers.


Asset                                           Shareholder
Management                                      Services
     INVESTMENT ADVISER                                TRANSFER AGENT
Rodney Square Management Corp.                            PFPC Inc.
   1100 North Market Street                            760 Moore Road
     Wilmington, DE 19890                         King of Prussia, PA 19406

   Manages the Portfolio's                       Handles shareholder services,
    investment activities.                        including recordkeeping and
                                                     statements, payment of
                                                distributions and processing of
                                                     buy and sell requests.

                                 WT MUTUAL FUND
                      WILMINGTON SMALL CAP CORE PORTFOLIO



Portfolio                                       Asset
Operations                                      Safe Keeping
        ADMINISTRATOR                                        CUSTODIAN
Rodney Square Management Corp.                       Wilmington Trust Company
   1100 North Market Street                          1100 North Market Street
     Wilmington, DE 19890                              Wilmington, DE  19890

    SUB-ADMINISTRATOR AND                           Holds the Portfolio's assets,
       ACCOUNTING AGENT                             settles all portfolio trades
                                                      and collects most of the
            PFPC Inc.                                valuation data required for
      301 Bellevue Parkway                           calculating the Portfolio's
      Wilmington, DE 19809                                  NAV per share.
 Provides facilities, equipment
   and personnel to carry out
    administrative services
  related to the Portfolio and
   calculates the Portfolio's
     NAV and distributions.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES


                  The Underlying Series value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service. Any assets held by an Underlying Series that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that PFPC determines the daily net asset value per share. To determine the value of those securities, PFPC may use a pricing service that takes into account not only developments related to specific securities, but also transactions in comparable securities. Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees.



                  PFPC determines the net asset value ("NAV") per share of the Portfolio as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), on each Business Day (a day that the New York Stock Exchange and the transfer agent are open for business). The NAV is calculated by adding the value of all securities and other assets in the Portfolio, deducting its liabilities and dividing the balance by the number of outstanding shares in the Portfolio. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the transfer agent and, under no circumstances will any order be accepted for purchase, redemption or exchange after the NAV calculation.



                  Shares will not be priced on those days the Portfolio is closed. As of the date of this prospectus, those days are:


New Year's Day                            Good Friday                        Labor Day
Martin Luther King, Jr. Day               Memorial Day                       Thanksgiving Day
Presidents' Day                           Independence Day                   Christmas Day

PURCHASE OF SHARES


                  Portfolio shares are offered on a continuous basis and are sold without any sales charges. The minimum initial investment in Institutional or Investor Shares of the Portfolio is $1,000. Additional investments in the Portfolio may be made in any amount. You may purchase shares as specified below.


                  You may also purchase shares if you are a client of Wilmington Trust through your trust or corporate cash management accounts. If you are a client of an institution (such as a bank or broker-dealer) that has entered into a servicing agreement with the Portfolio's distributor ("Service Organization"), you may also purchase shares through such Service Organization. You should also be aware that you may be charged a fee by Wilmington Trust or the Service Organization in connection with your investment in the Portfolio. If you wish to purchase Portfolio shares through your account at Wilmington Trust or a Service Organization, you should contact that entity directly for information and instructions on purchasing shares.

                  BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to Wilmington Equity Portfolios, indicating the name and class of the Portfolio, along with a completed application (included at the end of this prospectus). If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you make purchases by check, the Portfolio may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

        Regular mail:                               Overnight mail:

        Wilmington Equity Portfolios                Wilmington Equity Portfolios
        c/o PFPC Inc.                               c/o PFPC Inc.
        P.O. Box 9828                               760 Moore Road
        Providence, RI 02940                        King of Prussia, PA 19406

                  BY WIRE: You may purchase shares by wiring federal funds readily available. Please call PFPC at (800) 336-9970 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

                  ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading. Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day. Any purchase order may be rejected if the Portfolio determines that accepting the order would not be in the best interest of the Portfolio or its shareholders. It is the responsibility of Wilmington Trust or the Service Organization to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above. For information on other ways to purchase shares, including through an individual retirement account (IRA), an Automatic Investment Plan or a Payroll Investment Plan, please refer to our SAI.

REDEMPTION OF SHARES


                  You may sell your shares on any Business Day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. If held for more than 60 days, there is no fee when Portfolio shares are redeemed. If shares are redeemed within 60 days of purchase, a redemption fee of 1.00% of the redemption amount may be charged. (See "Redemption Fee" below.) It is the responsibility of Wilmington Trust or the Service Organization to transmit redemption orders and credit their customers accounts with redemption proceeds on a timely basis. Redemption checks are normally mailed on the next Business Day following receipt by the transfer agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the transfer agent before 4:00 p.m. Eastern time) or the next Business Day (if received after 4:00 p.m. Eastern time or on a non-Business Day), but never later than 7 days following such receipt. If you purchased your shares through an account at Wilmington Trust or a Service Organization, you should contact Wilmington Trust or the Service Organization for information relating to redemptions. The Portfolio's name and your account number should accompany any redemption requests.


                  REDEMPTION FEES: The Portfolio will impose a fee of 1.00% of the total redemption amount (calculated at market value) if you sell your shares within 60 days of your purchase of such shares. This fee will apply to redemptions processed for the purpose of receiving redemption proceeds or processing an exchange between the Wilmington Portfolios. This fee is paid directly to the respective Wilmington Portfolio and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. For purposes of determining whether this fee applies, the shares that you have held the longest will be redeemed or exchanged first. This fee may not apply in certain circumstances, such as redemptions or exchanges processed from Wilmington Trust corporate cash management or trust accounts and certain omnibus accounts (including 401(k) plans), and in the event of shareholder death or disability. See "Exchange of Shares" for additional information regarding the exchange of shares of a Wilmington Portfolio.

                  BY MAIL: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. You must indicate the Portfolio name, your account number and your name. The written instructions and signature guarantee should be mailed to:

                  Regular mail:                     Overnight mail:

                  Wilmington Equity Portfolios      Wilmington Equity Portfolios
                  c/o PFPC Inc.                     c/o PFPC Inc.
                  P.O. Box 9828                     760 Moore Road
                  Providence, RI02940               King of Prussia, PA 19406

                  BY TELEPHONE: If you prefer to redeem your shares by telephone you may elect to do so. However there are certain risks. The Portfolio has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of your signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Portfolio shares. If shares to be redeemed represent a recent investment made by check, the Portfolio reserves the right not to send the redemption proceeds until it believes that the check has been collected (which could take up to 10 days).

                  SMALL ACCOUNTS: If the value of your Portfolio account falls below $500, the Portfolio may ask you to increase your balance. If the account value is still below $500 after 60 days, the Portfolio may close your account and send you the proceeds. The Portfolio will not close your account if it falls below $500 solely as a result of a reduction in your account's market value.

                  For additional information on other ways to redeem shares, please refer to our SAI.


EXCHANGE OF SHARES



                  You may exchange all or a portion of your shares in the Portfolio for shares in the same share class of the following funds ("Wilmington Portfolios"):



WILMINGTON PREMIER MONEY MARKET PORTFOLIO                    WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
WILMINGTON SHORT/INTERMEDIATE BOND PORTFOLIO                 WILMINGTON LARGE CAP VALUE PORTFOLIO
WILMINGTON BROAD MARKET BOND PORTFOLIO                       WILMINGTON MID CAP VALUE PORTFOLIO

WILMINGTON MUNICIPAL BOND PORTFOLIO                          WILMINGTON SMALL CAP VALUE PORTFOLIO
WILMINGTON SHORT-TERM INCOME PORTFOLIO                       WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
WILMINGTON LARGE CAP GROWTH PORTFOLIO                        WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
WILMINGTON LARGE CAP CORE PORTFOLIO                          WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND


                  Redemption of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your request. A purchase of shares through an exchange will be effected at the NAV per share determined at that time or as next determined thereafter. See "Taxes" for a discussion of the tax effect on an exchange of shares.

                  Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's account of less than $500.

                  FEES ON EXCHANGES: If held for more than 60 days, there is no fee when Portfolio shares are redeemed to process an exchange for your account. If shares are redeemed within 60 days of purchase, a fee of 1.00% of the redemption amount necessary for the exchange may be charged. See "Redemption of Shares" for additional information regarding redemptions and this fee.


                  To obtain prospectuses of the other Wilmington Portfolios, you may call (800) 336-9970. To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in a trust account with Wilmington Trust or in an account with a Service Organization, contact Wilmington Trust or the Service Organization. The Portfolios may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio shares to be acquired through such exchange may be legally made.


DISTRIBUTIONS

                  Distributions from the net investment income of the Portfolio are declared and paid annually to you. Any net capital gain realized by the Portfolio will be distributed annually.

                  Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

                  As long as the Portfolio meets the requirements for being a "regulated investment company," it pays no Federal income tax on the earnings and gains it distributes to shareholders. While the Portfolio may invest in securities that earn interest exempt from Federal income tax, the Portfolios invest primarily in taxable securities. The Portfolio's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Portfolio shares, are generally taxable to you as ordinary income. The Portfolio will notify you following the end of the calendar year of the amount of dividends and other distributions paid that year.

                  The Portfolio's distributions of a net capital gain, if any, whether received in cash or reinvested in additional Portfolio shares, are taxable to you as long-term capital gain regardless of the length of time you have held your shares. You should be aware that if Portfolio shares are purchased shortly before the record date for any dividend or net capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution. The Portfolio anticipateS the distribution of net capital gain.

                  It is a taxable event for you if you sell or exchange shares of any Portfolio. Depending on the initial purchase price of the shares being sold or exchanged and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

                  STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the Federal income tax law.

                  This section is only a summary of some important income tax considerations that may affect your investment in the Portfolio. More information regarding those considerations appears in our SAI. You are urged to consult your tax adviser regarding the effects of an investment on your tax situation.


DISTRIBUTION ARRANGEMENTS



                  The Distributor manages the Portfolio's distribution efforts and provides assistance and expertise in developing marketing plans and materials, enters into dealer agreement with broker-dealers to sell shares and provides shareholder support services, directly or through affiliates. other than the Rule 12b-1 fees applicable to Investor Shares as described below, the Portfolio does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares.






RULE 12b-1 FEES



                  The Investor Shares of the Portfolio has adopted a distribution plan under Rule 12b-1 that allows the Portfolio to pay a fee to the Distributor for the sale and distribution of Investor Shares, and for services provided to shareholders of Investor Shares. Because these fees are paid out of the Portfolio's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee that the Portfolio can charge is 0.25% of the average daily net assets of the Portfolio's Investor Shares.


SHARE CLASSES


                   Currently, the Portfolio only offers Institutional Shares. however, the portfolio may, in the future, issue Investor Shares. Each class of shares bears a pro rata portion of the Portfolio's common expenses in addition to expenses directly attributable to that class. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares pay a Rule 12b-1 distribution fee. Any investor may purchase Investor Shares.

                                    GLOSSARY

MUTUAL FUND:


A mutual fund pools shareholders' money and, using a professional investment manager, invests it in securities like stocks and bonds.


"CAP" OR MARKET CAPITALIZATION:

Cap or the market capitalization of a company means the stock market value of all outstanding shares of the company's common stock.

TOTAL RETURN:

Total return is a measure of the per-share change in the total value of a fund's portfolio, including any distributions paid to you. It is measured from the beginning to the end of a specific time period.

INDEX:

An index is a broad measure of the market performance of a specific group of securities in a particular market, or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND EXPENSES:


Unlike an index, every mutual fund has operating expenses to pay for professional advisory, shareholder distribution, administration and custody services.


SMALL CAP FUNDS:

Small cap funds invest in the common stock of companies with smaller market capitalizations. Small cap stocks may provide the potential for higher growth, but they also typically have greater risk and more volatility.

INVESTMENT ADVISER:


The investment adviser makes investment decisions for a mutual fund and continuously reviews, supervises and administers the fund's investment program. The Board of Trustees supervises the investment adviser and establishes policies that the investment adviser must follow in its management activities.


NET ASSET VALUE OR "NAV":

NAV = Assets - Liabilities / Outstanding Shares

NET INVESTMENT INCOME:

Net investment income consists of interest and dividends earned by a fund on its investments less accrued expenses.

                              FOR MORE INFORMATION


                  FOR INVESTORS WHO WANT MORE INFORMATION ON THE PORTFOLIO, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:


                  ANNUAL/SEMI-ANNUAL REPORTS: These reports contain performance data and information on portfolio holdings, operating results and a discussion of the market conditions and investment strategies that significantly affect the Portfolio's performance for the most recently completed fiscal year or half-year.

                  STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides a complete technical and legal description of the Portfolio's policies, investment restrictions, risks, and business structure. This prospectus incorporates the SAI by reference.

                  Copies of these documents and answers to questions about the Portfolio may be obtained free of charge by contacting:

                  WT Mutual Fund
                  c/o PFPC Inc.
                  760 Moore Road
                  King of Prussia, Pennsylvania 19406
                  (800) 336-9970
                  9:00 a.m. to 5:00 p.m. Eastern time

                  Information about the Portfolio (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, DC, 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Portfolio may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                  FOR MORE INFORMATION ON OPENING A NEW ACCOUNT, MAKING CHANGES TO EXISTING ACCOUNTS, PURCHASING, EXCHANGING OR REDEEMING SHARES, OR OTHER INVESTOR SERVICES, PLEASE CALL 1-(800)-336-9970.

                  The investment company registration number is 811-08648.

                                 WT MUTUAL FUND





                       WILMINGTON SMALL CAP CORE PORTFOLIO


                            1100 North Market Street
                           Wilmington, Delaware 19890

                       STATEMENT OF ADDITIONAL INFORMATION


                                DECEMBER 1, 2003



This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolio's current prospectus, as amended from time to time. A copy of the current prospectus and annual report may be obtained without charge, by writing to PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406. A copy may also be obtained from certain institutions such as banks or broker-dealers that have entered into servicing agreements with the Distributor or by calling (800) 336-9970.



The Wilmington Small Cap Core Portfolio (the "Portfolio") and its underlying series' audited financial statements for the fiscal year ended June 30, 2003, included in the Annual Report to shareholders, is incorporated into this SAI by reference.

                                TABLE OF CONTENTS


                                                                    Page
                                                                    ----
GENERAL INFORMATION.............................................      1
INVESTMENT POLICIES.............................................      1
INVESTMENT LIMITATIONS..........................................      4
TRUSTEES AND OFFICERS...........................................      6
CODE OF ETHICS..................................................     13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............     14
INVESTMENT ADVISORY AND OTHER SERVICES..........................     14
RODNEY SQUARE MANAGEMENT CORPORATION............................     14
CRAMER ROSENTHAL MCGLYNN, LLC...................................     15
ROXBURY CAPITAL MANAGEMENT......................................     15
ADMINISTRATION AND ACCOUNTING SERVICES..........................     16
ADDITIONAL SERVICE PROVIDERS....................................     17
DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN......................     17
BROKERAGE ALLOCATION AND OTHER PRACTICES........................     18
CAPITAL STOCK AND OTHER SECURITIES..............................     20
PURCHASE, REDEMPTION AND PRICING OF SHARES......................     20
DIVIDENDS.......................................................     22
TAXATION OF THE PORTFOLIO.......................................     23
CALCULATION OF PERFORMANCE INFORMATION..........................     27
FINANCIAL STATEMENTS............................................     31
APPENDIX A - OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT
STRATEGIES......................................................    A-1
APPENDIX B - DESCRIPTION OF RATINGS.............................    B-1

                               GENERAL INFORMATION


WT Mutual Fund (the "Fund") was organized as a Delaware business trust on June 1, 1994. The name of the Fund was changed from Kiewit Mutual Fund to WT Mutual Fund on October 20, 1998. The Portfolio issues Institutional and Investor Shares. The Portfolio is a diversified open-end management investment company.





                               INVESTMENT POLICIES


The following information supplements the information concerning the Portfolio's investment objective, policies and limitations found in the prospectus. Unless otherwise indicated, it applies to the Portfolio through its investment in underlying series, which are series of WT Investment Trust I (the "Trust"). Currently, the "Underlying Series" are the Small Cap Growth Series and the Small Cap Value Series.









The Portfolio seeks long-term capital appreciation. The foregoing investment objective may not be changed without shareholder approval.






The Portfolio seeks to achieve its investment objective by investing at least 80% of its assets in Underlying Series.



The Portfolio invests all of its assets in the Underlying Series in accordance with weightings determined by the Portfolio's investment adviser. Each of the Underlying Series invests directly in equity securities in accordance with its investment polices and strategies. Currently, the Portfolio invests in the shares of the Underlying Series of WT Investment Trust I; however, at any time, the Portfolio's investment adviser, Rodney Square Management Corporation ("RSMC"), may substitute, add or subtract to the Underlying Series in which the Portfolio may invest. The foregoing policies may be changed upon 60 days' written notice to shareholders.



AMERICAN DEPOSITARY RECEIPTS (ADRS) AND EUROPEAN DEPOSITARY RECEIPTS (EDRS). The Small Cap Growth Series may invest in ADRS. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.



CASH MANAGEMENT. Each Underlying Series may invest in cash or cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow. Each Underlying Series will under normal market conditions invest no more than 15% of its total assets in cash and cash equivalents. Certain of these money market instruments are described below.



     - MONEY MARKET FUNDS. The Underlying Series may invest in the securities of other money market mutual funds, within the limits prescribed by the Investment Company Act of 1940 (the "1940 Act"). (See "Investment Company Securities.")



     - U.S. GOVERNMENT OBLIGATIONS. Each Underlying Series may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, the U.S. Government generally backs payment of the interest and principal on these obligations directly or indirectly. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac, the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks. In the case of obligations not backed by the full faith and credit of the United States, a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.



     - COMMERCIAL PAPER. Each Underlying Series may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. An Underlying Series may invest only in commercial paper rated A-1 or higher by S&P or Moody's or if not rated, determined by the investment adviser or sub-adviser to be of comparable quality.



     - BANK OBLIGATIONS. Each Underlying Series may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers' acceptances of major U.S. and foreign banks and their branches located outside of the United States, of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly owned banking subsidiaries of such foreign banks located in the United States.


         Obligations of foreign branches of U.S. banks and U.S. branches of wholly owned subsidiaries of foreign banks may be general obligations of the parent bank, of the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation. Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing. A brief description of some typical types of bank obligations follows:


         - BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.



         - CERTIFICATES OF DEPOSIT. Certificates of Deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate. Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).



         - TIME DEPOSITS. Time deposits are bank deposits for fixed periods of time.



CONVERTIBLE SECURITIES. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, an Underlying Serie's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.



Each Underlying Series may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization such as Moody's or S&P, or if unrated, are determined by the investment adviser or a sub-adviser, as applicable, to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to an Underlying Series' purchase of the security, the investment adviser or a sub-adviser, as applicable, will determine whether it is in the best interest of a Fund to retain the security.

DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.


HEDGING STRATEGIES. Each Underlying Series may engage in certain hedging strategies that involve options and futures. These hedging strategies are described in detail in Appendix A.



ILLIQUID SECURITIES. Each Underlying Series may invest no more than 15% of its net assets in illiquid securities. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Underlying Series' investment adviser to the Board of Trustees.



INVESTMENT COMPANY SECURITIES AND EXCHANGE TRADED FUNDS. The Underlying Series may invest in investment company securities, including exchange-traded funds ("ETFs"). Such investments are subject to limitations prescribed by the 1940 Act unless an SEC exemption is applicable. These limitations currently provide, in part, that the Underlying Series may not purchase shares of an investment company if (a) such a purchase would cause the Underlying Series to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Underlying Series to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Underlying Series' total assets to be invested in the aggregate in all investment companies. As a shareholder in an investment company, an Underlying Series would bear its pro rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses.



OPTIONS ON SECURITIES AND SECURITIES INDICES. Each Underlying Series each may purchase call options on securities that an investment adviser intends to include in an Underlying Series in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Underlying Series may purchase put options to hedge against a decline in the market value of securities held in an Underlying Series or in an attempt to enhance return. The Underlying Series may write (sell) put and covered call options on securities in which they are authorized to invest. The Underlying Series may also purchase put and call options, and write put and covered call options on U.S. securities indices. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the percentage of the total assets of an Underlying Series that are invested in equity (or related) securities, the Underlying Series may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.






REPURCHASE AGREEMENTS. Each Underlying Series may invest in repurchase agreements. A repurchase agreement is a transaction in which an Underlying Series purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Underlying Series if the other party to the repurchase agreement defaults), it is the policy of each Underlying Series to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the investment adviser. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of an Underlying Series' investment limitations.



RESTRICTED SECURITIES. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") or an exemption from registration. Each of the Underlying Series is subject to investment limitations on the purchase of illiquid securities. Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the investment adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the investment adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the investment adviser intends to purchase securities that are exempt from registration under Rule 144A.






SECURITIES LENDING. Each Underlying Series may from time to time lend its portfolio securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for an Underlying Series exceeds one-third of the value of the Underlying Series' total assets taken at fair market value. An Underlying Series will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, an Underlying Series will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the investment adviser to be of good standing and when, in the judgment of the investment adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party upon reasonable notice to the other party may terminate any loan.



TEMPORARY DEFENSIVE POSITION. Each Underlying Series may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position. The result of this action may be that an Underlying Series will be unable to achieve its investment objective.



PORTFOLIO TURNOVER. Portfolio turnover rates for each Underlying Series and the Portfolio's former master series, the Small Cap Core Series, for the past two fiscal years were:






                                12 MONTHS ENDED       12 MONTHS ENDED
                                    6/30/03               6/30/02
                                    -------               -------
Small Cap Core                        62%                   44%

Small Cap Value                       74%                   61%

Small Cap Growth                      86%*                  N/A



* Not annualized. The portfolio turnover is for the period January 2, 2003 (commencement of operations) through June 30, 2003.








INVESTMENT LIMITATIONS


Except as otherwise provided, the Portfolio and its Underlying Series have adopted the investment limitations set forth below. Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio. If any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Portfolio's assets or redemptions of shares will not be considered a violation of the limitation.






The Underlying Series will not as a matter of fundamental policy:



1. purchase the securities of any one issuer, if as a result, more than 5% of the Underlying Series' total assets would be invested in the securities of such issuer, or the Underlying Series would own or hold 10% or more of the outstanding voting securities of that issuer, provided that (the Underlying Series may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;



2. purchase securities of any issuer if, as a result, more than 25% of an Underlying Series' total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that for the Small Cap Value Series, this limitation does not apply to investments in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (2) for the Small Cap Growth Series, this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;



3. borrow money, provided that (1) the Small Cap Value Series may borrow money for temporary or emergency purposes, including the meeting of redemption requests, in amounts up to 33 1/3% of the Series' assets; and (2) the Small Cap Growth may borrow money for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of the Series' total assets;



4. make loans to other persons, except by (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;



5. underwrite any issue of securities, except to the extent that the Underlying Series may be considered to be acting as underwriter in connection with the disposition of any portfolio security;



6. purchase or sell real estate, provided that (1) the Small Cap Value Series additionally may not invest in any interest in real estate except securities issued or guaranteed by corporate or governmental entities secured by real estate or interests therein, such as mortgage pass-throughs and collateralized mortgage obligations, or issued by companies that invest in real estate or interests therein; and (2) the Small Cap Growth Series may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;



7. purchase or sell physical commodities, provided that (1) the Small Cap Value Series additionally are restricted from purchasing or selling contracts, options or options on contracts to purchase or sell physical commodities and (2) the Small Cap Growth Series may invest in purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or



8. issue senior securities, except to the extent permitted by the 1940 Act, provided that the Small Cap Value Series may borrow money subject to its investment limitation on borrowing.



The following non-fundamental policies apply to each Underlying Series unless otherwise indicated, and the Board of Trustees may change them without shareholder approval. The Portfolio and each Underlying Series will not:



9. pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Portfolio, provided that (1) this limitation does not apply to the Small Cap Growth Series, and (2) with respect to the Small Cap Value Series the deposit in escrow of securities in connection with the writing of put and call options, collateralized loans of securities and collateral arrangements with respect to margin for future contracts are not deemed to be pledges or hypothecations for this purpose;



10. make short sales of securities except short sales against the box;



11. purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, provided that Small Cap Value Series may make initial and variation margin deposits in connection with permitted transactions in options without violating this limitation; or

12. purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets, provided that (1) the Small Cap Value Series may not borrow for purposes other than meeting redemptions in an amount exceeding 5% of the value of its total assets at the time the borrowing is made.



When engaging in options, futures and forward currency contract strategies, an Underlying Series will either: (1) set aside cash or liquid securities in a segregated account with the Underlying Series' custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while he strategy is outstanding, unless they are replaced with similar assets.








                              TRUSTEES AND OFFICERS


The following tables present certain information regarding the Board of Trustees and officers of the Fund. All persons named as Trustees and officers also serve in a similar capacity for the Trust. Each person listed under "Interested Trustees" below is an "interested person" of an Underlying Series' investment advisers, the Fund or the Trust, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Portfolio's investment adviser, the Underlying Series' investment advisers, the Fund or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. For purposes of the information below, "Fund Complex" refers to the Fund and the Trust, collectively. The address of each Trustee as it relates to the Fund's business is 1100 North Market Street, Wilmington, DE 19890.





INTERESTED TRUSTEES

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                                                        PRINCIPAL           FUND
                                              TERM OF OFFICE AND      OCCUPATION(s)        COMPLEX         OTHER
                          POSITION(s) HELD      LENGTH OF TIME         DURING PAST       OVERSEEN BY   DIRECTORSHIPS
NAME AND DATE OF BIRTH       WITH FUND              SERVED              FIVE YEARS         TRUSTEE    HELD BY TRUSTEE
----------------------       ---------              ------              ----------         -------    ---------------
ROBERT J.                 Trustee,           Shall serve until      Chief Investment          57      RSMC (registered
CHRISTIAN(1)              President, Chief   death, resignation or  Officer of                        investment
                          Executive Officer  removal. Trustee,      Wilmington Trust                  adviser);
Date of Birth: 2/49       and Chairman of    President and          Company since                     Wilmington Low
                          the Board          Chairman of the Board  February 1996.                    Volatility Fund
                                             since October 1998.                                      of Funds
                                                                                                      (close-end
                                                                                                      registered
                                                                                                      investment
                                                                                                      company)
WILLIAM P.                Trustee            Shall serve until      Managing Director         57      None
RICHARDS, JR.(2)                             death, resignation or  and Senior
                                             removal.  Trustee      Portfolio Manager,
Date of Birth: 11/36                         since October 1999.    Roxbury Capital
                                                                    Management LLC
                                                                    since 1998.

(1) Mr. Christian is an "Interested Trustee" by reason of his position as Director of Rodney Square Management Corporation, an investment adviser to the Trust.

(2) Mr. Richards is an "Interested Trustee" by reason of his position as Managing Director of Roxbury Capital Management LLC, an investment adviser to the Trust.

INDEPENDENT TRUSTEES

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                                                               PRINCIPAL            FUND           OTHER
                         POSITION(s)    TERM OF OFFICE       OCCUPATION(s)         COMPLEX     DIRECTORSHIPS
                         HELD WITH      AND LENGTH OF         DURING PAST        OVERSEEN BY      HELD BY
NAME AND DATE OF BIRTH     FUND          TIME SERVED          FIVE YEARS           TRUSTEE        TRUSTEE
----------------------     ----          -----------          ----------           -------        -------
ROBERT ARNOLD            Trustee      Shall serve until   Founder and co-            57             N/A
Date of Birth: 3/44                   death, resignation  manages, R. H.
                                      or removal.         Arnold & Co., Inc.
                                      Trustee since May   (investment
                                      1997.               banking company)
                                                          since 1989.

DR. ERIC BRUCKER         Trustee      Shall serve until   Dean, School of            57        Wilmington
                                      death, resignation  Business                             Low Volatility
Date of Birth: 12/41                  or removal.         Administration of                    Fund of Funds
                                      Trustee since       Widener University                   (close-end
                                      October 1999.       since July 2001.                     registered
                                                          Prior to that,                       investment
                                                          Dean, College of                     company).
                                                          Business, Public
                                                          Policy and Health
                                                          at the University
                                                          of Maine from
                                                          September 1998 to
                                                          June 2001.

NICHOLAS GIORDANO        Trustee      Shall serve until   Consultant,                57        Kalmar Pooled
                                      death, resignation  financial services                   Investment
Date of Birth: 3/43                   or removal.         organizations from                   Trust;
                                      Trustee since       1997 to present;                     Independence
                                      October 1998.       Interim President,                   Blue Cross;
                                                          LaSalle University                   Fotoball,
                                                          from 1998 to 1999.                   U.S.A.
                                                                                               (sporting and
                                                                                               athletics goods
                                                                                               manufacturer),
                                                                                               DaisyTek
                                                                                               International
                                                                                               (wholesale
                                                                                               paper and paper
                                                                                               products); and
                                                                                               Selas
                                                                                               Corporation of
                                                                                               America
                                                                                               (industrial
                                                                                               furnaces and
                                                                                               ovens);
                                                                                               Wilmington
                                                                                               Low Volatility
                                                                                               Fund of Funds
                                                                                               (close-end
                                                                                               registered
                                                                                               investment
                                                                                               company).

INDEPENDENT TRUSTEES


                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                                                               PRINCIPAL            FUND           OTHER
                         POSITION(s)    TERM OF OFFICE       OCCUPATION(s)         COMPLEX     DIRECTORSHIPS
                         HELD WITH      AND LENGTH OF         DURING PAST        OVERSEEN BY      HELD BY
NAME AND DATE OF BIRTH     FUND          TIME SERVED          FIVE YEARS           TRUSTEE        TRUSTEE
----------------------     ----          -----------          ----------           -------        -------
LOUIS KLEIN, JR.         Trustee      Shall serve until   Self-employed              57        Manville
                                      death, resignation  financial consultant                 Personal Injury
Date of Birth: 5/35                   or removal.         since                                Settlement
                                      Trustee since       1991.                                Trust and
                                      October 1999.                                            WHX
                                                                                               Corporation
                                                                                               (industrial
                                                                                               manufacturer)

CLEMENT C. MOORE, II     Trustee      Shall serve until   Managing Partner,          57              N/A
                                      death, resignation  Mariemont Holdings,
Date of Birth: 9/44                   or removal.         LLC, (real estate
                                      Trustee since       holding and
                                      October 1999.       development
                                                          company) since
                                                          1980.

JOHN J. QUINDLEN         Trustee      Shall serve until   Retired since 1993.        57              N/A
Date of Birth: 5/32                   death, resignation
                                      or removal.
                                      Trustee since
                                      October 1999.

MARK A. SARGENT          Trustee      Shall serve until   Dean and Professor         57        St. Thomas More
                                      death, resignation  of Law, Villanova                    Society of
Date of Birth: 4/51                   or removal.         University School                    Pennsylvania;
                                      Trustee since       of Law since July                    Wilmington Low
                                      November 2001.      1997.                                Volatility Fund
                                                                                               of Funds
                                                                                               (close-end
                                                                                               registered
                                                                                               investment
                                                                                               company).



As of the date of this SAI, none of the Independent Trustees nor any of their immediate family members (i.e. spouse or dependent children) serves as an officer or director or is an employee of, the Fund, the Trust, any of the Underlying Series' investment advisers or the Distributor or of any company controlled by or under common control with such entities.

EXECUTIVE OFFICERS

                                                                                  NUMBER OF
                                                                                PORTFOLIOS IN
                                                                PRINCIPAL           FUND           OTHER
                          Position(s)     TERM OF OFFICE      OCCUPATION(s)        COMPLEX     DIRECTORSHIPS
NAME, ADDRESS AND         Held with       AND LENGTH OF        DURING PAST       OVERSEEN BY      HELD BY
DATE OF BIRTH               Fund           TIME SERVED         FIVE YEARS           TRUSTEE       TRUSTEE
-------------               ----           -----------         ----------           -------       -------
ERIC K. CHEUNG            Vice President  Shall serve at   Vice President,           N/A             N/A
                                          the pleasure of  Wilmington Trust
1100 North Market Street                  the Board and    Company since 1986;
Wilmington, DE 19890                      until successor  and Vice President
Date of Birth: 12/54                      is elected and   and Director,
                                          qualified.       Rodney Square
                                          Officer since    Management
                                          October 1998.    Corporation since
                                                           2001.

JOSEPH M. FAHEY, JR.      Vice President  Shall serve at   Vice President,           N/A             N/A
                                          the pleasure of  Rodney Square
1100 North Market Street                  the Board and    Management
Wilmington, DE 19890                      until successor  Corporation since
Date of Birth: 1/57                       is elected and   1992.
                                          qualified.
                                          Officer since
                                          November 1999.

FRED FILOON               Vice President  Shall serve at   Senior Vice               N/A             N/A
                                          the pleasure of  President, Cramer
520 Madison Avenue                        the Board and    Rosenthal McGlynn,
New York, NY 10022                        until successor  LLC since 1989.
Date of Birth: 3/42                       is elected and
                                          qualified.
                                          Officer since
                                          August 2000.

JOHN R. GILES             Chief           Shall serve at   Senior Vice               N/A             N/A
                          Financial       the pleasure of  President,
1100 North Market Street  Officer and     the Board and    Wilmington Trust
Wilmington, DE 19890      Vice President  until successor  Company since 1996.
Date of Birth: 8/57                       is elected and
                                          qualified.
                                          Officer since
                                          December 1999.

PAT COLLETTI              Vice President  Shall serve at   Vice President and        N/A             N/A
301 Bellevue Parkway      and Treasurer   the pleasure of  Director of
Wilmington, DE 19809                      the Board and    Investment
Date of Birth:  11/58                     until successor  Accounting and
                                          is selected and  Administration of
                                          qualified.       PFPC Inc. since
                                          Officer since    1999. From 1986 to
                                          May 1999.        April 1999,
                                                           Controller for the
                                                           Reserve Funds

LEAH M. ANDERSON          Secretary       Shall serve at   Officer, Wilmington       N/A             N/A
1100 North Market Street                  the pleasure of  Trust Company since
Wilmington, DE  19890                     the Board and    1998. Officer,
Date of Birth: 08/65                      until successor  Rodney Square
                                          is elected and   Management
                                          qualified.       Corporation since
                                          Officer since    1992
                                          October 2002.


RESPONSIBILITIES OF THE BOARD AND COMMITTEES BOARD. The primary responsibility of the Board is to represent the interests of the shareholders of the Portfolio and to provide oversight management of the Portfolio. Currently the Board is comprised of nine individuals, two of whom are considered Interested Trustees as defined by the 1940 Act. The remaining Trustees are Independent

Trustees. The Board meets multiple times during the year (i.e. at least quarterly) to review the investment performance of the Portfolio and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met five times during the fiscal year ended June 30, 2003. Currently, the Board has a Nominating Committee, an Audit Committee, a Regulatory Oversight Committee and a Valuation Committee. The responsibilities of each committee and its members are described below.

NOMINATING COMMITTEE. The Board has a Nominating Committee, comprised of Independent Trustees. Currently, Messrs. Giordano and Quindlen serve on the Nominating Committee. The Nominating Committee is responsible for the selection and nomination of candidates to serve as Trustees. During the fiscal year ended June 30, 2003, there were no meetings of the Nominating Committee. Upon the written request of shareholders holding at least 10% of the Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as Trustees as specified in such written request.

AUDIT COMMITTEE. The Board has an Audit Committee comprised of Messrs. Giordano, Klein and Quindlen, each an Independent Trustee. Mr. Giordano serves as the chairman of the committee. Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) select the Fund's independent auditors; (2) review and approve the scope of the independent auditors' audit activity; (3) review the financial statements which are the subject of the independent auditors' certifications; and (4) review with such independent auditors the adequacy of the Fund's basic accounting system and the effectiveness of the Fund's internal accounting controls. During the fiscal year ended June 30, 2003, there were four meetings of the Audit Committee.


REGULATORY OVERSIGHT COMMITTEE. The Board has a Regulatory Oversight Committee, comprised of Messrs. Arnold, Brucker, Moore and Sargent, each an Independent Trustee. Mr. Moore serves as the chairman of the committee. The Regulatory Oversight Committee focuses on any regulatory developments in the mutual fund industry and various regulatory aspects of the operation of the Fund. The committee also performs such other tasks as the Board deems necessary. During the fiscal year ended June 30, 2003, there were four meetings of the Regulatory Oversight Committee.



VALUATION COMMITTEE. The Board has a Valuation Committee, comprised of officers of the Fund, which reviews and monitors the Valuation Procedures adopted by the Board. The Valuation Committee is responsible for determining the fair value of the Portfolio's securities as needed in accordance with the Valuation Procedures and performs such other tasks as the Board deems necessary. The Valuation Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Portfolio. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Valuation Committee's meeting. During the fiscal year ended June 30, 2003, there were no meetings of the Valuation Committee.



SECURITY AND OTHER INTERESTS. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Portfolio and in all registered investment companies overseen by the Trustee within the family of investment companies, as of December 31, 2002.



                                                                                     AGGREGATE DOLLAR RANGE
                                                                                    OF EQUITY SECURITIES IN
                                                                              ALL REGISTERED INVESTMENT COMPANIES
                                                                                 OVERSEEN BY TRUSTEE WITHIN THE
                                        DOLLAR RANGE OF EQUITY SECURITIES                  FAMILY OF
NAME OF TRUSTEE                            IN THE PORTFOLIO OF THE FUND               INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
ROBERT J. CHRISTIAN
   Small Cap Core                              $ 50,001 -- $ 100,000                     Over $100,000

WILLIAM P. RICHARDS                                    NONE                                $1-$10,000

                                                                                     AGGREGATE DOLLAR RANGE
                                                                                    OF EQUITY SECURITIES IN
                                                                              ALL REGISTERED INVESTMENT COMPANIES
                                                                                 OVERSEEN BY TRUSTEE WITHIN THE
                                        DOLLAR RANGE OF EQUITY SECURITIES                  FAMILY OF
NAME OF TRUSTEE                            IN THE PORTFOLIO OF THE FUND               INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
ROBERT ARNOLD                                          NONE                                   NONE

ERIC BRUCKER                                           NONE                                   NONE

NICHOLAS GIORDANO                                      NONE                             $10,001-$50,000

LOUIS KLEIN, JR.                                       NONE                              Over $100,000

CLEMENT C. MOORE, II
   Small Cap Core                               $ 50,001-$ 100,000                       Over $ 100,000

JOHN J. QUINDLEN
   Small Cap Core                                 Over $100,000                          Over $100,000

MARK A. SARGENT                                        NONE                                   NONE


As of December 31, 2002, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in any of the investment advisers or the Distributor, or in any person directly or indirectly controlling, controlled by, or under common control with the investment advisers or the Distributor.


APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The assets of the Portfolio are invested in Underlying Series of the Trust. The Portfolio has an investment adviser that directly manages the Portfolio's assets by allocating among two or more Underlying Series. The Portfolio also receives investment advisory services indirectly from the investment adviser of each Underlying Series. The Trust has retained Cramer Rosenthal McGlynn, LLC ("CRM"), and Roxbury Capital Management LLC ("Roxbury") to manage the assets of certain series of the Trust. Each of these investment advisers has been retained pursuant to a separate investment advisory agreement (collectively, the "Investment Advisory Agreements"), which have been approved by the Board of Trustees of the Trust, including the Independent Trustees. Each Investment advisory agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Trust's Board of Trustees or by a majority of the outstanding voting securities of the Trust, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose.



The Board's decision to approve each Investment Advisory Agreement reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the Underlying Series' Investment Advisory Agreements, the Board considered many factors, including: (1) the Underlying Series' investment objectives and long-term performance; (2) the investment adviser's management philosophy, personnel and processes; (3) the expectations of shareholders; (4) the state of competition in the mutual fund industry; (5) comparable fees in the mutual fund industry; (6) the range and quality of services provided to the Underlying Series, the Portfolio and their shareholders in addition to investment advisory services; and (7) the Portfolio's relationship to other portfolios in the Fund Complex.



In assessing an investment adviser's performance of its obligations, the Board also considered whether there has occurred a circumstance or event that would constitute a reason for it to not renew an Investment Advisory Agreement. In this regard, the Board is mindful of the potential disruption to the operations of the Underlying Series and Portfolio and the risks or other effects that could occur as a result of a decision to terminate or not renew an Investment Advisory Agreement. In particular, the Board recognized that most shareholders have invested in the Portfolio on the strength of an investment adviser's reputation and in the expectation that the investment adviser will have a continuing role in providing advisory services to the Portfolio.


The Board also considered the compensation and benefits received by the investment adviser. This includes fees received for services provided to the Underlying Series by an investment adviser or its affiliates and research services received by the investment adviser from brokers that execute trades for each Underlying Series, as well as advisory fees. The Board was aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the investment adviser, including the performance of the Underlying Series; the investment adviser's cost of providing the services; the extent to which the investment adviser may realize "economies of scale" as the Portfolio grows larger; any indirect benefits that may accrue to the investment adviser and its affiliates as a result of the investment adviser's relationship with the Trust and the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about the facts bearing on the investment adviser's service and fee. The Board is aware of these factors and takes them into account in its review of each Investment Advisory Agreement.



The Board considered these circumstances in light of its accumulated experience in governing the Trust and the Fund and working with the investment adviser on matters relating to the Trust and the Fund, and was assisted by the advice of legal counsel. In this regard, the Board receives a significant amount of information about the Underlying Series, the investment adviser and the Wilmington Trust Company ("Wilmington Trust") organization on an ongoing basis. The investment adviser and Wilmington Trust provide information at each regular meeting of the Board, and furnish additional reports in connection with the Board's formal review of the Investment Advisory Agreements. Thus, the Board's evaluation of an Investment Advisory Agreement is informed by reports concerning such matters as: the investment adviser's investment philosophy, personnel and processes; each Underlying Series' short-term and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor funds), and comments on the reasons for performance; the Portfolio's expenses (including the advisory fee itself and the overall expense structure of the Portfolio, both in absolute terms and relative to competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Underlying Series' portfolio securities; the nature and extent of the advisory and other services provided to the Underlying Series by the investment adviser and its affiliates; compliance and audit reports concerning the Portfolio and the companies that service them; and relevant developments in the mutual fund industry. The Board also considers the relationship of the Portfolio to the other portfolios in the Fund Complex, the interdependence resulting from shareholders' asset allocation processes and the exchange privileges between portfolios.


Not all of the factors and considerations identified above are relevant to every series, nor does the Board consider any one of them to be determinative. The Board bases its decision to approve an Investment Advisory Agreement on all the relevant factors in light of its reasonable business judgment, and with a view to past and future long-term considerations.

Each Investment Advisory Agreement may be terminated by the Trust or the applicable investment adviser on 60 days' written notice without penalty. Each Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.

Additional information regarding the Investment Advisory Agreements and the fees paid to each of the investment advisers may be found under the heading of "Investment Advisory and Other Services."

COMPENSATION. The fees and expenses of the Independent Trustees are paid by the Fund. The following table shows the fees paid during the fiscal year ended June 30, 2003 to the Independent Trustees for their service to the Fund and the total compensation paid to the Trustees by the Fund Complex.

                                                    PENSION OR                                  TOTAL
                                                    RETIREMENT                               COMPENSATION
                                AGGREGATE        BENEFITS ACCRUED         ESTIMATED              FROM
   INDEPENDENT                COMPENSATION       AS PART OF FUND       ANNUAL BENEFITS       FUND COMPLEX
    TRUSTEE                   FROM THE FUND          EXPENSES          UPON RETIREMENT     PAID TO TRUSTEES
-----------------------------------------------------------------------------------------------------------
Robert H. Arnold                 $37,125               None                 None               $49,500
Dr. Eric Brucker                 $37,125               None                 None               $49,500
Nicholas Giordano                $37,125               None                 None               $49,500
Louis Klein, Jr.                 $35,250               None                 None               $47,000
Clement C. Moore, II             $35,250               None                 None               $47,000
John J. Quindlen                 $36,000               None                 None               $48,000
Mark A. Sargent                  $37,125               None                 None               $49,500

                                 CODE OF ETHICS


In accordance with Rule 17j-1 of the 1940 Act, the Fund, the Trust, and each investment adviser to the Portfolio and the Underlying Series of the Trust has adopted a Code of Ethics.



The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, the Trust or the Fund. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by an Underlying Series under certain circumstances.


Under the Joint Code of Ethics adopted by RSMC, the Trust and the Fund, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the individual Codes of Ethics adopted by CRM and Roxbury, personal trading is subject to pre-clearance and other conditions set forth in their respective Codes.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all Codes of Ethics relative to the Trust and the Fund, including information about any material violations of the Codes. The Codes are on public file as exhibits to the Fund's registration statement with the SEC.


PROXY VOTING. The Board of Trustees has adopted proxy voting procedures and delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by an Underlying Series to each investment adviser, subject to the Board's continuing oversight. In exercising its voting obligations, an investment adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Underlying Series, and for the purpose of providing benefits to such Underlying Series. An investment adviser will consider the factors that could affect the value of an Underlying Series' investment in its determination on a vote.



The investment advisers and the Board have identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings. Each of the investment adviser's proxy voting procedures address these considerations and establish a framework for an investment adviser's consideration of a vote that would be appropriate for an Underlying Series. In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing such common or routine matters.


Finally, the proxy voting procedures establish a protocol for voting of proxies in cases in which an investment adviser or sub-adviser may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies. In such instances, the investment adviser will submit a separate report to the Trustees indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


Persons or organizations beneficially owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" the Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of the shareholders of that Portfolio. As of November 11, 2003, the name, address and percentage ownership of each entity that owned of record or beneficially 5% or more of the outstanding shares of any class of the Portfolio were as follows:











SMALL CAP CORE PORTFOLIO (INSTITUTIONAL SHARES)


Wilmington Trust Company                                               16.80%
TTEE FBO Wilmington Trust Company Pension Fund
P.O. Box 8882
Wilmington, DE 19899

Delaware Charter Guarantee                                             24.04%
FBO Principal Financial Group
711 High Street
Des Moines, IA 50392


                     INVESTMENT ADVISORY AND OTHER SERVICES

                      RODNEY SQUARE MANAGEMENT CORPORATION


RODNEY SQUARE MANAGEMENT CORPORATION. RSMC serves as the investment adviser to the Portfolio. RSMC is located at 1100 North Market Street, Wilmington, Delaware 19890 and is a Delaware corporation organized on September 17, 1981. It is a wholly owned subsidiary of Wilmington Trust Corporation.



Several affiliates of RSMC are also engaged in the investment advisory business. Wilmington Trust FSB, wholly owned subsidiary of Wilmington Trust Corporation, is a registered investment adviser. In addition, Wilmington Brokerage Services Company, and Balentine and Company LLC, subsidiaries of Wilmington Trust, are registered investment advisers and broker-dealers. Cramer Rosenthal McGlynn, LLC. ("CRM") and Roxbury Capital Management ("Roxbury") are both registered investment advisers. Wilmington Trust Corporation has controlling interest in both CRM and Roxbury.



Under an advisory agreement between RSMC and the Fund on behalf of Portfolio, RSMC provides investment advisory services to the Portfolio but receives no advisory fee. Prior to December 1, 2003, RSMC served as the investment adviser to the Small Cap Core Series, which was a "master series" to the Portfolio under a "master-feeder" arrangement.

For its services as investment adviser to the Small Cap Core Series, RSMC received the following fees:



                                   12 MONTHS ENDED        12 MONTHS ENDED         12 MONTHS ENDED
                                       6/30/03                6/30/02                 6/30/01
                                   ---------------        ---------------         ---------------
Small Cap Core Series                 $461,397               $770,570                $112,621(1)


(1) For the period May 9, 2001 through June 30, 2001.








Prior to May 9, 2001, Wilmington Trust served as the investment adviser to the Small Cap Core Series. For Wilmington Trust's services as investment adviser to the Series, Wilmington Trust received the following fees:



                                     6/30/00 TO
                                       5/9/01
                                     ----------
Small Cap Core Series                 $549,354


For its services as investment adviser, Wilmington Trust waived the following fees:


                                      12 MONTHS ENDED
                                          6/30/01
                                      ---------------
Small Cap Core Series                     $72,629


                          CRAMER ROSENTHAL MCGLYNN, LLC


CRM is located at 520 Madison Avenue, New York, New York 10022, and serves as investment adviser to the Small Cap Value Series. CRM and its predecessors have managed investments in small, medium and large capitalization companies for over 29 years. CRM is 36.53% owned by Cramer, Rosenthal, McGlynn, Inc. ("CRM, Inc."), the controlling member of CRM. All shareholders of CRM, Inc. are senior officers of CRM. CRM is registered as an investment adviser with the SEC. Wilmington Trust Corporation has controlling interest in CRM.



Under the Investment Advisory Agreement, the Small Cap Value Series pays a monthly advisory fee to CRM at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next $1 billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion. For the past three fiscal years, CRM received the following fees:



                                     12 MONTHS ENDED        12 MONTHS ENDED        12 MONTHS ENDED
                                         6/30/03                6/30/02                6/30/01
                                     ---------------        ---------------        ---------------
Small Cap Value Series                 $2,457,745             $2,579,092             $1,635,197








                           ROXBURY CAPITAL MANAGEMENT


Roxbury, located at 100 Wilshire Boulevard, Suite 1000, Santa Monica, California 90401, serves as the investment adviser to the Small Cap Growth Series. Roxbury is engaged in a variety of investment advisory activities including the management of separate accounts. Wilmington Trust Corporation has controlling interest in Roxbury.



Under its Investment Advisory Agreement, the Small Cap Growth Series pays a monthly advisory fee to Roxbury at the annual rate of 1.00% of the Series' first $1 billion of average daily net assets; 0.95% for the Series' next billion of average daily net assets; and 0.90% of the Series' average daily net assets over $2 billion. Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse expenses of the Small Cap Growth Series. Unless the Board of Trustees approves its earlier termination, the undertaking with respect to the Small Cap Growth will remain in place until January 1, 2006.

For the past fiscal year, Roxbury received the following fees:



                                          12 MONTHS ENDED
                                              6/30/03
                                          ---------------
Small Cap Growth Series                       $13,345*



* For the period January 2, 2003 (commencement of operations) through June 30, 2003.


For its services as investment adviser, Roxbury waived and reimbursed the following fees:


                                          12 MONTHS ENDED
                                              6/30/03
                                          ---------------
Small Cap Growth Series                      $19,134*






* For the period January 2, 2003 (commencement of operations) through June 30, 2003.



ADVISORY SERVICES. Under the terms of each Investment Advisory Agreement, each investment adviser agrees to: (a) direct the investments of the Portfolio or Underlying Series, subject to and in accordance with the Portfolio's and Underlying Series' investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for each Underlying Series, securities and other investments consistent with the Underlying Series' objectives and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Portfolio and Underlying Series;
(d) pay the salaries of all personnel of the investment adviser performing services relating to research, statistical and investment activities on behalf of the Underlying Series; (e) make available and provide such information as the Underlying Series and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; (f) make its officers and employees available to the Trustees and officers of WT Fund for consultation and discussion regarding the management of each Underlying Series and its investment activities. Additionally, each investment adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Portfolio or Underlying Series. The Trust and/or the investment advisers may at any time upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the RSMC delegates any or all of its duties as listed.



The Investment Advisory Agreements provide that each investment adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio or Underlying Series in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.



The salaries of any officers and the Interested Trustees who are affiliated with RSMC and the salaries of all personnel of RSMC performing services for the Portfolio and Underlying Series relating to research, statistical and investment activities are paid by RSMC.


                     ADMINISTRATION AND ACCOUNTING SERVICES


Pursuant to an Administration and Accounting Services Agreement dated September 1, 2002, RSMC, an affiliate of the Trust, performs certain administrative services for the Fund. For its services, the Fund pays RSMC a fee of .09% of the Portfolio's average daily net assets up to $1 billion; .07% of the next $500 million of average daily net assets; .05% of the next $500 million of average daily net assets; and .03% of the Portfolio's average daily net assets that are greater than $2 billion.



The Administration and Accounting Services Agreement permits RSMC to delegate its responsibilities to another party. RSMC has retained PFPC Inc. ("PFPC") to serve as a sub-administrator to provide certain services such as preparing shareholder reports, providing statistical and research data, assisting the investment advisers in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Portfolio and the Underlying Series. In addition, PFPC prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC include determining the net asset value per share of the Portfolio and maintaining records relating to the securities transactions of the Portfolio. Prior to September 1, 2002, PFPC provided administrative and accounting services for the Fund.

                          ADDITIONAL SERVICE PROVIDERS


INDEPENDENT AUDITORS. Ernst & Young, LLP, Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the independent auditor to the Fund and the Trust, providing services which include (1) auditing the annual financial statements for the Portfolio, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax returns filed on behalf of the Portfolio.



LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Fund and the Trust.


CUSTODIAN. Wilmington Trust Company, 1100 North Market Street, Wilmington, DE 19890, serves as the Custodian.

TRANSFER AGENT. PFPC Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, serves as the Transfer Agent and Dividend Paying Agent.

                   DISTRIBUTION OF SHARES AND RULE 12B-1 PLAN


The Distributor is located at 760 Moore Road, King of Prussia, PA 19406. The Distributor serves as the underwriter of the Portfolio's shares pursuant to a Distribution Agreement with the Fund. Pursuant to the terms of the Distribution Agreement, the Distributor is granted the right to sell the shares of the Portfolio as agent for the Fund. Shares of the Portfolio are offered continuously.



Under the terms of the Distribution Agreement, the Distributor agrees to use all reasonable efforts to secure purchasers for Investor Shares of the Portfolio and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of Investor Shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Portfolio's Plan of Distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). The Distributor receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Portfolio's Institutional Shares.


The Distribution Agreement became effective as of January 2, 2001 and continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees.. The Distribution Agreement provides that the Distributor, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Portfolio or their shareholders for losses arising in connection with the sale of Portfolio shares.


The Distribution Agreement terminates automatically in the event of an assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to the Portfolio (i) (by vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Portfolio or any agreements related to a 12b-1 Plan, or by vote of a majority of the outstanding voting securities of the applicable Portfolio) on sixty (60) days' written notice to the Distributor; or (ii) by the Distributor on sixty (60) days' written notice to the Portfolio. The Distributor will be compensated for distribution services according to the Investor Shares 12b-1 Plan which became effective on November 1, 1999 regardless of the Distributor's expenses.


The Investor Shares 12b-1 Plan provides that the Distributor will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, the Distributor may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with the Distributor ("Service Organizations") and other financial institutions for distribution and shareholder servicing activities.


The Investor Shares 12b-1 Plan further provides that payment shall be made for any month only to the extent that such payment does not exceed (i) 0.25% on an annualized basis of the Investor Shares of the Portfolio's average net assets; and (ii) limitations set from time to time by the Board of Trustees.



Under the Investor Shares 12b-1 Plan, if any payments made by the investment adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by the Portfolio of the distribution of its Investor Shares, such payments are authorized. Each Underlying Series may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the 12b-1 Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE TRANSACTIONS. The investment adviser to each Underlying Series places all portfolio transactions on behalf of each Underlying Series, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Debt securities purchased and sold by the Underlying Series are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer (the securities firm or bank dealing with an Underlying Series) makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.



Brokerage commissions paid by each of the Underlying Series and the Portfolio's former master series, the Small Cap Core Series, for the last three fiscal years ended June 30, 2003 are as follows:



                                      12 MONTHS ENDED            12 MONTHS ENDED        12 MONTHS ENDED
                                          6/30/03                    6/30/02                6/30/01
                                      ---------------            ---------------        ---------------
Small Cap Core Series                    $  360,758                 $  207,130              $126,029
Small Cap Value Series                   $1,638,916                 $1,157,309              $682,244
Small Cap Growth                         $   32,811                        N/A                   N/A









BROKERAGE SELECTION. The primary objective of the investment advisers in placing orders on behalf of the Underlying Series for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates. In selecting a broker or dealer, each investment adviser considers, among other things: (i) the price of the securities to be purchased or sold; (ii) the rate of the spread or commission;
(iii) the size and difficulty of the order; (iv) the nature and character of the spread or commission for the securities to be purchased or sold; (v) the reliability, integrity, financial condition, general execution and operational capability of the broker or dealer; and (vi) the quality of any research or statistical services provided by the broker or dealer to the Underlying Series or to the investment advisers. Section 28(e) of the Securities Exchange Act of 1934 provides that the investment advisers and sub-advisers, under certain circumstances, lawfully may cause an account to a higher commission than the lowest available. Under Section 28(e), the investment advisers are required to make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser's overall responsibilities with respect to accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully or appropriately assist the investment adviser, as the case may be, in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, an Underlying Series may pay a higher broker commission than those available from another broker.

Research services received from broker-dealers supplement an investment adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indices and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.


Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with an investment adviser's personnel with respect to computerized systems and data furnished to the investment adviser as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information. The outside research assistance is useful to the investment advisers and sub-advisers since the broker-dealers used by the investment advisers and sub-advisers tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the investment advisers and sub-advisers with a diverse perspective on financial markets. Research services provided to an investment adviser by broker-dealers are available for the benefit of all accounts managed or advised by such investment adviser or by their respective affiliates. The investment advisers and sub-advisers cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services. Portfolio transactions, however, will not be directed by the Underlying Series to dealers solely on the basis of research services provided.






ALLOCATION OF PORTFOLIO TRANSACTIONS. Some of the investment advisers' other clients have investment objectives and programs similar to that of the Underlying Series. Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Underlying Series. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of the investment advisers and sub-advisers not to favor one client over another in making recommendations or in placing orders. In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between an Underlying Series and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Underlying Series and the other clients as to amount according to a formula determined prior to the execution of such transactions.


                       CAPITAL STOCK AND OTHER SECURITIES


The Portfolio offers Institutional and Investor Shares. The shares of the Portfolio, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.



The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that
(i) Investor Shares pay Rule 12b-1 distribution expenses (and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the distribution fee may be paid). The net income attributable to Investor Shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 distribution fees; accordingly, the net asset value of the Investor Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.



Shares of the Portfolio entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. The Portfolio and class take separate votes on matters affecting only the Portfolio or class. For example, a change in the fundamental investment policies for the Portfolio would be voted upon only by shareholders of that Portfolio.



The Portfolio does not hold annual meetings of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Portfolio's outstanding shares.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the prospectus. Additional methods to purchase shares are as follows:


Individual Retirement Accounts: You may purchase shares of the Portfolio for a tax-deferred retirement plan such as an individual retirement account ("IRA"). To order an application for an IRA and a brochure describing the Portfolio IRA, call the transfer agent at (800) 336-9970. PFPC Trust Company, as custodian for each IRA account receives an annual fee of $10 per account, paid directly to PFPC Trust Company by the IRA shareholder. If the fee is not paid by the due date, the appropriate number of Portfolio shares owned by the IRA will be redeemed automatically as payment.



Automatic Investment Plan: You may purchase Portfolio shares through an Automatic Investment Plan ("AIP"). Under the AIP, the transfer agent, at regular intervals, will automatically debit your bank checking account in an amount of $50 or more (after the $1,000 minimum initial investment). You may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time) on or about the 20th day of the month. For an application for the Automatic Investment Plan, check the appropriate box of the application or call the transfer agent at (800) 336-9970. This service is generally not available for Wilmington Trust's trust account clients, since similar services are provided through Wilmington Trust. This service also may not be available for Service Organization clients who are provided similar services through those organizations.


Payroll Investment Plan: The Payroll Investment Plan ("PIP") permits you to make regularly scheduled purchases of Portfolio shares through payroll deductions. To open a PIP account, you must submit a completed account application, payroll deduction form and the minimum initial deposit to your employer's payroll department. Then, a portion of your paychecks will automatically be transferred to your PIP account for as long as you wish to participate in the plan. It is the sole responsibility of your employer, not the Fund, the Distributor, the investment advisers or the transfer agent, to arrange for transactions under the PIP. The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.

REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the prospectus. Additional methods to redeem shares are as follows:




By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for at least 60 days. In order to authorize the transfer agent to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the bank account that you have designated to receive amounts redeemed at any time. Any request to change the bank account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the bank account is registered. Further documentation will be required to change the designated bank account when a corporation, other organization, trust, fiduciary or other institutional investor holds Portfolio shares.

Systematic Withdrawal Plan: If you own shares of the Portfolio with a value of $10,000 or more you may participate in the Systematic Withdrawal Plan ("SWP"). Under the SWP, you may automatically redeem a portion of your account monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at the NAV determined on or about the 25th day of the month. This service is generally not available for Wilmington Trust's trust accounts or certain Service Organizations, because a similar service is provided through those organizations.



Additional Information Regarding Redemptions: To ensure proper authorization before redeeming shares of the Portfolio, the transfer agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.



Clients of Wilmington Trust who have purchased shares through their trust accounts at Wilmington Trust and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact Wilmington Trust or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, RSMC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Fund will act as quickly as possible to minimize delay.


The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.


A shareholder's right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Portfolio's securities or to determine the value of the Portfolio's net assets, or (d) ordered by a governmental body having jurisdiction over the Portfolio for the protection of the Portfolio's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.



The Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption "in-kind") chosen by the Portfolio and valued in the same way as they would be valued for purposes of computing the net asset value of the Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio for any one shareholder during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.



PRICING OF SHARES.









For the Portfolio, the net asset value per share is determined by dividing the value of the Portfolio's net assets by the total number of Portfolio shares outstanding. This determination is made by PFPC, as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time) each day the Portfolio is open for business. The Portfolio is open for business on days when the Exchange and PFPC are open for business.

In valuing the Portfolio's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Portfolio on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.



Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each Business Day. In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not Business Days and on which the Portfolio's net asset value is not calculated and investors will be unable to buy or sell shares of the Portfolio. Calculation of the Portfolio's net asset value does not take place contemporaneously with the determination of the prices of the Portfolio's foreign securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Portfolio's net asset value is calculated, such securities may be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.


                                    DIVIDENDS


Dividends, if any, from the Portfolio's net investment income and distributions, if any, of (1) net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Portfolio, after deducting any available capital loss carryovers are declared and paid annually. A dividend or distribution paid by the Portfolio has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.



                            TAXATION OF THE PORTFOLIO



GENERAL. The Portfolio is treated as a separate corporation for federal income tax purposes. The Portfolio has qualified, elected to qualify and intends to continue to qualify to be classified under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") as a "regulated investment company" ("RIC"). To qualify or continue to qualify for treatment as a RIC under the Code, the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain determined without regard to the dividends received distribution) and at least 90% of its net income from tax-exempt obligations as well as meet several additional requirements. These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in securities or those currencies; (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash, cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer or of any two or more issuers that the Portfolio controls and which are determined to be in the same trade or business or similar or related trades or businesses.



If the Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate income tax rates without reduction for distributions paid to shareholders and all distributions from earnings and profits, including any distributions from net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before qualifying again for RIC treatment.



The Portfolio will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all (at least 98%) of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.



The Portfolio will be taxed on the amount of its undistributed net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gain dividends only. The Portfolio is permitted to elect to include all or a portion of such undistributed net capital gain in the income of its shareholders on the last day of its taxable year. In such case the shareholder is given credit for the tax that the RIC paid and is entitled to increase its basis by the difference between the amount of includable gain and tax deemed paid. Currently, an individual's maximum tax rate on long-term capital gains is 15%. However, for 2003, for certain gains occurring before May 6, 2003, the rate could be as high as 20%. A capital gain dividend is treated by the shareholders as a long-term capital gain regardless of how long the investor has owned shares in the Portfolio. If the Portfolio invests in any instruments that generate taxable income, under the circumstances described in the prospectus, distributions of the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits. If such distribution to its shareholders is in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain. If the Portfolio realizes capital gain as a result of market transactions, any distribution of that gain will be taxable to its shareholders and treated as a capital gain. If the Portfolio invests in equity investments and the Portfolio makes distributions, the portion designated as qualified dividend income will be taxed at the same rate as long-term capital gains through 2008.



Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.


Investors should be aware that if Portfolio shares are purchased shortly before the record date for any dividend (other than an exempt-interest dividend) or capital gain distribution, the shareholder will pay full price for the shares and will receive some portion of the price back as a taxable distribution.


Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions (or undistributed capital gain) to that shareholder with respect to those shares and are disallowed to the extent of any distributions of exempt-interest dividends received with respect to such shares.

It is anticipated that all or a portion of the dividends from the net investment income of the Portfolio will qualify for the dividends-received deduction allowed to corporations. Corporate shareholders of the Portfolio are generally entitled to take the dividends received deduction with respect to all or a portion of the ordinary income dividends paid, to the extent of the Portfolio's qualifying dividend income. The qualifying portion may not exceed the aggregate dividends received by the Portfolio from taxable U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the AMT. Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction. Individual shareholders who received qualified dividend income will be taxed on such qualified dividend income at long-term capital gain rates. Qualified dividend income generally means dividend income received (1) from a domestic corporation or (2) from certain foreign corporations.



The Portfolio will inform shareholders within 60 days after their fiscal year-end of the percentage of its dividends designated as (i) qualifying for the dividends received deduction and (ii) qualified dividend income taxable as net capital gain.



FOREIGN SECURITIES. Dividends and interest received, and gains realized, by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries or U.S. possessions (collectively, "foreign taxes") that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.



If more than 50% of the value of the Portfolio's total assets at the close of its taxable year consists of securities of foreign corporations, the Portfolio will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to benefit from any foreign tax credit or deduction that is available with respect to foreign taxes paid by the Portfolio. If the election is made, the Portfolio will treat those taxes as dividends paid to its shareholders and each shareholder (1) will be required to include in gross income, and treat as paid by the shareholder, a proportionate share of those taxes, (2) will be required to treat that share of those taxes and of any dividend paid by the Portfolio that represents income from foreign or U.S. possessions sources as the shareholder's own income from those sources and
(3) may either deduct the taxes deemed paid by the shareholder in computing taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. The Portfolio will report to its shareholders within 60 days after each taxable year their respective shares of its income from sources within, and taxes paid to, foreign countries and U.S. possessions, as well as the amount of foreign taxes that are not allocable as a credit, if it makes this election. If the Portfolio makes this election, individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.



The Portfolio may invest in the stock of passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation - other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (a) at least 75% of its gross income is passive or (b) an average of at least 50% of its assets produce, or are held for the production of, passive income. If the Portfolio acquires stock in a PFIC and holds the stock beyond the end of the year of acquisition, the Portfolio will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain from disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. In general, an excess distribution is the excess (if any) of (i) the amount of distributions received by a PFIC stockholder during the taxable year; over (ii) 125% of the average amount received during the preceding three years (or, if shorter, the holding period). The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.



If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Portfolio will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain, even if they are not distributed to the Portfolio by the QEF; those amounts most likely would have to be distributed by the Portfolio to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. It may be very difficult, if not impossible, to make this election because of certain requirements thereof.



The Portfolio may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Portfolio's adjusted basis therein as of the end of that year. Pursuant to the election, the Portfolio also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Portfolio for prior taxable years. The Portfolio's adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Under the PFIC rules, mark to market gains are treated as an excess distribution (as ordinary income).



HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) and gains from options, futures and foreign currency contracts derived by the Portfolio with respect to its business of investing in securities qualify as permissible income under the source of income requirement.



SECTION 1256 CONTRACTS. Futures and foreign currency forward contracts and certain options that are subject to Section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which the Portfolio has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by the Portfolio at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. The net gain or loss, if any, resulting from such deemed sales, together with any gain or loss resulting from actual sales of Section 1256 contracts, must be taken into account by the Portfolio in computing its taxable income for such year. 60% of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss (which when distributed to shareholders is taxed as ordinary income). Gains and losses from certain foreign currency transactions will be treated as ordinary income and losses. See Section 988 below. In case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss.



CODE SECTION 988. Section 988 of the Code may apply to forward currency contracts and options on foreign currencies. Under Section 988 of the Code, gains and losses of the Portfolio on the acquisition and disposition of foreign currency (e.g. the purchase of foreign currency and subsequent use of the currency to acquire stock) will be treated as ordinary income or loss. Moreover, under Section 988, foreign currency gains or losses on the disposition of debt securities denominated in a foreign currency attributable to fluctuation in the value of the foreign currency between the date of acquisition of the debt security and the date of disposition will be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities may be treated as ordinary income or ordinary loss.

SHORT SALES. Gain or loss from a short sale of property is generally considered as capital gain or loss to the extent the property used to close the short sale constitutes a capital asset in the Portfolio's hands. Except in certain situations, special rules would generally treat the gains on short sales as short-term capital gains and would terminate the running of the holding period of "substantially identical property" held by the Portfolio. Moreover, a loss on a short sale will be treated as a long-term loss if, on the date of the short sale, "substantially identical property" held by the Portfolio has a long-term holding period.


STRADDLES. Code Section 1092 (dealing with straddles) also may affect the taxation of options, futures and forward contracts in which the Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options, futures and forward contracts are personal property. Under Section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules (see above), which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of straddle transactions are not entirely clear.



CONSTRUCTIVE SALE. If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.



The foregoing federal tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult his/her own tax advisor with respect to the specific tax consequences of an investment in the Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.



Shortly after the end of each year, PFPC calculates the federal income tax status of all distributions made during the year. In addition to federal income tax, shareholders may be subject to state and local taxes on distributions from the Portfolio. Shareholders should consult their tax advisors regarding specific questions relating to federal, state and local taxes.


                     CALCULATION OF PERFORMANCE INFORMATION


The performance of the Portfolio may be quoted in terms of its yield and its total return in advertising and other promotional materials. Performance data quoted represents past performance and is not intended to indicate future performance. Performance of the Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses. These performance figures are calculated in the following manner:

         A. AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return for the one, five and ten year periods (or for periods of the Portfolio's operations) that would equate the initial amount invested to the ending redeemable value according to the following formula:



                               T = (ERV/P)1/n - 1



            Where: P             =  a hypothetical initial investment of $1,000
                   T             =  average annual total return
                   n             =  number of years
                   ERV           =  ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.



The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except for those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The ending redeemable value (variable `ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period.



         B. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of the Portfolio's operations) that would equate the initial amount invested to the ending value, according to the following formula:


                           P(1+T)(n) = ATV(D)
                           Where:
                           P = a hypothetical initial payment of $1,000.
                           T = average annual total return (after taxes on
                               distributions).
                           n = number of years.
                           ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation for average annual total return after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The Portfolio assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending value (variable `ATVD' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges and the applicable deferred sales charge at the end of the measuring period. The Portfolio assumes that the redemption has no tax consequences. The Portfolio calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Portfolio on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effect of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law. The Portfolio calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Portfolio has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.


         C. AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) is the average annual compounded rate of return over the 1-, 5-, and 10-year periods (or for the periods of the Portfolio's operations) that would equate the initial amount invested to the ending value, according to the following formula:



                              P(1 + T)(n) = ATV(DR)


Where:


P        =        a hypothetical initial payment of $1,000.
T        =        average annual total return (after taxes on distributions and redemption).
n        =        number of years.
ATV(DR)  =        ending value of a hypothetical $1,000 payment made at the
                  beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.


The calculation for average annual total return after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date; (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Portfolio's shares); and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Portfolio during the periods is reflected. The Portfolio assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The Portfolio calculates the taxes due on any distributions as described above under `Average Annual Total Returns (After Taxes on Distributions)'. The ending value (variable `ATV(DR)' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges, the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit from capital losses at the end of the measuring period. The Portfolio calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any non-recurring charges). The Portfolio separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Portfolio includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Portfolio does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. The Portfolio calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Portfolio assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

         D. AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED JUNE 30, 2003



BEFORE TAXES                                          1 YEAR        5 YEARS       10 YEARS     SINCE INCEPTION
------------                                          ------        -------       --------     ---------------
                                                                                               (June 29, 1998)
  Institutional Shares                                (6.12)%       (0.51)%         N/A             5.40%
  Investor Shares                                       N/A           N/A           N/A              N/A
AFTER TAXES ON DISTRIBUTIONS
  Institutional Shares                                (6.12)%       (1.07)%         N/A             4.92%
  Investor Shares                                       N/A            N/A          N/A              N/A
AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS
  Institutional Shares                                (3.76)%       (0.39)%         N/A             4.44%
  Investor Shares                                       N/A           N/A           N/A              N/A



YIELD CALCULATIONS. From time to time, the Portfolio may advertise its yield. Yield for the Portfolio is calculated by dividing the Portfolio's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:


                          YIELD = 2[((A-B)/CD + 1)6-1]


Where:


a =           dividends and interest earned during the period;
b =           expenses accrued for the period (net of reimbursements);
c =           the average daily number of shares outstanding during the period that were entitled to receive dividends; and
d =           the maximum offering price per share on the last day of the period.

The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.


Except as noted below, in determining interest earned during the period (variable "a" in the above formula), PFPC calculates the interest earned on each debt instrument held by the Portfolio during the period by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by the Portfolio, interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Portfolio.



For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income. In determining dividends earned by any preferred stock or other equity securities held by the Portfolio during the period (variable "a" in the above formula), PFPC accrues the dividends daily at their stated dividend rates. Capital gains and losses generally are excluded from yield calculations.



Because yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, the Portfolio's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Portfolio in the Fund's financial statements.



Yield information may be useful in reviewing the Portfolio's performance and in providing a basis for comparison with other investment alternatives. However, the Portfolio's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolio's yield will tend to be somewhat lower.

Also, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's holdings, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.



COMPARISON OF PORTFOLIO PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Portfolio with performance quoted with respect to other investment companies or types of investments. For example, it is useful to note that yields reported on debt instruments are generally prospective, contrasted with the historical yields reported by the Portfolio.



In connection with communicating its performance to current or prospective shareholders, the Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, rankings, ratings and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.



From time to time, in marketing and other literature, the Portfolio's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indices of comparable securities with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, the Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, the Portfolio will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.



Since the assets in all funds are always changing, the Portfolio may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank the Portfolio in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in the Portfolio's investment policies and investments, the Portfolio's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.


                              FINANCIAL STATEMENTS


The audited financial statements and financial highlights of the Portfolio, including its corresponding Series for the fiscal year ended June 30, 2003, are set forth in the Annual Report to shareholders, including the notes thereto and the reports of Ernst & Young, LLP thereon. The Annual Report is incorporated herein by reference.

                                   APPENDIX A

            OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES


REGULATION OF THE USE OF OPTIONS, FUTURES AND FORWARD CURRENCY CONTRACT STRATEGIES. As discussed in the prospectus, in managing the Portfolio's corresponding Series, the investment adviser may engage in certain options, futures and forward currency contract strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options, futures and forward currency contracts is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these regulations.



In addition to the products, strategies and risks described below and in the prospectus, the investment adviser expects to discover additional opportunities in connection with options, futures and forward currency contracts. These new opportunities may become available as new techniques develop, as regulatory authorities broaden the range of permitted transactions and as new options, futures and forward currency contracts are developed. These opportunities may be utilized to the extent they are consistent with the Portfolio's investment objective and limitations and permitted by applicable regulatory authorities. The registration statement for the Portfolio will be supplemented to the extent that new products and strategies involve materially different risks than those described below and in the prospectus.



COVER REQUIREMENTS. No Series will use leverage in their options or futures strategies. Accordingly, the Underlying Series will comply with guidelines established by the SEC with respect to coverage of these strategies by either
(1) setting aside cash or liquid, unencumbered, daily marked-to-market securities in one or more segregated accounts with the custodian in the prescribed amount; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") their obligations thereunder. Securities, currencies, or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Underlying Series' assets could impede portfolio management, or the Underlying Series' ability to meet redemption requests or other current obligations.



OPTIONS STRATEGIES. An Underlying Series may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange, on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.



Each Underlying Series may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Underlying Series to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Underlying Series either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.



Each Underlying Series may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Underlying Series to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Underlying Series below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Underlying Series realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.



Each Underlying Series may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Underlying Series may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the investment adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which an Underlying Series purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.



Each Underlying Series may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Underlying Series declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Underlying Series. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Underlying Series will be obligated to sell the security at less than its market value.



Each Underlying Series may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Underlying Series will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Underlying Series would expect to suffer a loss.



Each Underlying Series may purchase put and call options and write covered put and call options on indices in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which an Underlying Series invests. Perfect correlation is not possible because the securities held or to be acquired by the Underlying Series will not exactly match the composition of indices on which options are purchased or written.



Each Underlying Series may purchase and write covered straddles on securities or indices. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Underlying Series would enter into a long straddle when the investment adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Underlying Series would enter into a short straddle when the investment adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Underlying Series will earmark or segregate cash and/or liquid, unencumbered securities in an account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.



Each Underlying Series may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indices ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Underlying Series the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if an Underlying Series holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Underlying Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Underlying Series holds a put warrant and the value of the underlying index falls, the Underlying Series will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Underlying Series holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Underlying Series holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Underlying Series does not exercise an index warrant prior to its expiration, then the Underlying Series loses the amount of the purchase price that it paid for the warrant.



Each Underlying Series will normally use index warrants as it may use index options. The risks of the Underlying Series' use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Underlying Series' ability to exercise the warrants at any time or in any quantity.



OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, each Underlying Series has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:



                  (1) each Underlying Series will write only covered options, and each such option will remain covered so long as the Underlying Series is obligated thereby; and


                  (2) no Series will write options (whether on securities or securities indices) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.


SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. An Underlying Series may effectively terminate its right or obligation under an option by entering into a closing transaction. If an Underlying Series wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Underlying Series may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, an Underlying Series may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit an Underlying Series to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If an Underlying Series is unable to effect a closing purchase transaction with respect to options it has acquired, the Underlying Series will have to allow the options to expire without recovering all or a portion of the option premiums paid. If an Underlying Series is unable to effect a closing purchase transaction with respect to covered options it has written, the Underlying Series will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Underlying

Series may experience material losses due to losses on the option transaction itself and in the covering securities.


In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

                  (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the investment adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.


                  (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Underlying Series is exercised or unless a closing transaction is effected with respect to that position, the Underlying Series will realize a loss in the amount of the premium paid and any transaction costs.



                  (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Underlying Series intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.



                  (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Underlying Series writes a call option on an index, the Underlying Series will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Underlying Series holds an index option and exercises it before the closing index value for that day is available, the Underlying Series runs the risk that the level of the underlying index may subsequently change.



                  (5) An Underlying Series' activities in the options markets may result in a higher Series turnover rate and additional brokerage costs; however, the Underlying Series also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.



FUTURES AND RELATED OPTIONS STRATEGIES. Each Underlying Series may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.



Each Underlying Series may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Underlying Series' securities holdings. To the extent that a portion of an Underlying Series' holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if an Underlying Series correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Underlying Series' holdings. An Underlying Series may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities, which may then be purchased, in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that an Underlying Series intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.



As in the case of a purchase of an index futures contract, an Underlying Series may purchase a call option on an index futures contract to hedge against a market advance in securities that the Underlying Series plans to acquire at a future date. The Underlying Series may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Underlying Series. This is analogous to writing covered call options on securities. The Underlying Series also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Underlying Series.



FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, each Underlying Series has adopted the following investment guidelines to govern its use of such strategies. The Board of Trustees may modify these guidelines without shareholder vote.



                  (1) Each Underlying Series will engage only in covered futures transactions, and each such transaction will remain covered so long as the Underlying Series is obligated thereby.


                  (2) No Series will write' options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indices), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.


SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, an Underlying Series is required to deposit with its custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, or earmark an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to an Underlying Series upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, an Underlying Series may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to market." For example, when an Underlying Series purchases a contract and the value of the contract rises, the Underlying Series receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, an Underlying Series is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of an Underlying Series' obligations to or from a clearing organization.


Buyers and sellers of futures positions and options thereon can enter int offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.


Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Underlying Series to close a position and, in the event of adverse price movements, the Underlying Series would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.



In considering an Underlying Series' use of futures contracts and related options, particular note should be taken of the following:



                  (1) Successful use by an Underlying Series of futures contracts and related options will depend upon the investment adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, an Underlying Series would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if an Underlying Series has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, an Underlying Series may need to sell assets at a time when such sales are disadvantageous to the Underlying Series. If the price of the futures contract moves more than the price of the underlying securities, an Underlying Series will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.


                  (2) In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.


                  (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although each Underlying Series intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, an Underlying Series would continue to be required to make variation margin payments.


                  (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.


                  (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Underlying Series purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Underlying Series when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.



                  (6) As is the case with options, an Underlying Series' activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, an Underlying Series also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.



HEDGING STRATEGIES. An Underlying Series' investment adviser may use forward currency contracts, options and futures contracts and related options to attempt to hedge securities held by the Underlying Series. There can be no assurance that such efforts will succeed. Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investment.



An Underlying Series may enter into forward currency contracts either with respect to specific transactions or with respect to the Underlying Series' positions. When the investment adviser believes that a particular currency may decline compared to the U.S. dollar, the Underlying Series may enter into a forward contract to sell the currency that the sub-adviser expects to decline in an amount approximating the value of some or all of the Underlying Series' securities denominated in that currency. Such contracts may only involve the sale of a foreign currency against the U.S. dollar. In addition, when the Underlying Series anticipates purchasing or selling a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made.



An Underlying Series also may sell (write) and purchase put and call options and futures contracts and related options on foreign currencies to hedge against movements in exchange rates relative to the U.S. dollar. In addition, an Underlying Series may write and purchase put and call options on securities and stock indices to hedge against the risk of fluctuations in the prices of securities held by an Underlying Series or which the investment adviser intends to include in the portfolio. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. The Underlying Series also may sell and purchase stock index futures contracts and related options to protect against a general stock market decline that could adversely affect the Underlying Series' securities or to hedge against a general stock market or market sector advance to lessen the cost of future securities acquisitions. The Underlying Series may use interest rate futures contracts and related options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.



An Underlying Series will not enter into an options, futures or forward currency contract transaction that exposes the Short-Term Income Series to an obligation to another party unless the Underlying Series either (i) owns an offsetting ("covered") position in securities, currencies, options, futures or forward currency contracts or (ii) has cash, receivables and liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above.


SPECIAL RISKS RELATED TO FOREIGN CURRENCY OPTIONS AND FUTURES CONTRACTS


Options and futures contracts on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally. The value of a foreign currency option or futures contract depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the Underlying Series' position in a foreign currency option or currency contract may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options or futures transactions, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) at prices that are less favorable than for round lots.


There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (that is, less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options or futures markets until they reopen.


As with other options and futures positions, an Underlying Series' ability to establish and close out such positions in foreign currencies is subject to the maintenance of a liquid secondary market. Trading of some such positions is relatively new. Although an Underlying Series will not purchase or write such positions unless and until, in the investment adviser's opinion, the market for them has developed sufficiently to ensure that the risks in connection with such positions are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option or futures contract at any specific time. Moreover, no Series will enter into OTC options that are illiquid if, as a result, more than 15% of its net assets would be invested in illiquid securities.



Settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Underlying Series must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and it may be required to pay any fees, taxes and charges associated with such delivery that are assessed in the issuing country.



SWAP AGREEMENTS. An Underlying Series may enter into swaps relating to indices, currencies, interest rates, and equity interests. A swap transaction is an agreement between an Underlying Series and a counter party to act in accordance with the terms of the swap contract. Interest rate swaps involve the exchange by the Underlying Series with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Index swaps involve the exchange by an Underlying Series with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock.



Each Underlying Series may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities an Underlying Series anticipates purchasing at a later date. Swaps have special risks including possible default by the counter party to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.



SPECIAL RISKS RELATED TO SWAP AGREEMENTS. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that an Underlying Series is contractually obligated to make or receive. If the counter party to a swap defaults, the Underlying Series' risk of loss consists of the net amount of payments that an Underlying Series is contractually entitled to receive. An Underlying Series will segregate an amount of cash or other liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.



Whether the use of swap agreements will be successful in furthering an Underlying Series' investment objective will depend on the Investment adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Certain swap agreements may be considered to be illiquid because they are two party contracts and because they may have terms of greater than seven days. Moreover, an Underlying Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter party. An Underlying Series will minimize this risk by entering into agreements that mark to market no less frequently than quarterly. In addition, an Underlying Series will enter into swap agreements only with counter parties that would be eligible for consideration as repurchase agreement counter parties under the Underlying Series' repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Underlying Series' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

                                   APPENDIX B

                             DESCRIPTION OF RATINGS


Moody's, S&P and Fitch are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P and Fitch to the securities in which the Portfolio's Underlying Series may invest is discussed below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The investment advisers and sub-advisers attempt to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by an Underlying Series, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Underlying Series. In that event, an investment adviser will consider whether it is in the best interest of the Underlying Series to continue to hold the securities.


                                 MOODY'S RATINGS

CORPORATE AND MUNICIPAL BONDS.


Aaa:     Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa:      Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

A:       Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa:     Bonds that are rated Baa are considered as medium-grade obligations
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:      Bonds that are rated Ba offer questionable financial security. Often the ability of these entities to meet obligations may be moderate and not well safeguarded in the future.

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

     -   Leading market positions in well-established industries.

     -   High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

MUNICIPAL NOTES. The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2" and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable-rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing. Notes rated "MIG 2" or "VMIG 2" are of high quality, with margins of protection that are ample although not so large as in the preceding group. Notes rated "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

                                   S&P RATINGS

CORPORATE AND MUNICIPAL BONDS.

AAA:     Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay interest and repay principal.

AA:      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

A:       Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB:     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB:      Bonds rated BB is less vulnerable in the near term than other lower rated obligators. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions, which could lead to the obligator's inadequate capacity to meet its financial commitments. B An obligor rated "B" is more vulnerable than the obligators rated "BB", but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingne4ss to meet its financial commitments

CORPORATE AND MUNICIPAL COMMERCIAL PAPER. The "A-1" rating for corporate and municipal commercial paper indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be rated "A-1+."

MUNICIPAL NOTES. The "SP-1" rating reflects a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be rated "SP-1+." The "SP-2" rating reflects a satisfactory capacity to pay principal and interest.

                                  FITCH RATINGS

DESCRIPTION OF FITCH'S HIGHEST STATE AND MUNICIPAL NOTES RATING.

AAA -    Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -     Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

F-1+ -   Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 -    Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

BB       Issues assigned this rating indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not considered investment grade

                           PART C - OTHER INFORMATION

ITEM 23.                                 EXHIBITS.
(a)(i)            Amended and Restated Agreement and Declaration of Trust. (9)

(a)(ii)           Certificate of Trust dated June 1, 1994. (1)

(a)(iii)          Certificate of Amendment to Certificate of Trust dated October
                  7, 1994. (2)

(a)(iv)           Certificate of Amendment to Certificate of Trust dated October
                  20, 1998. (3)

(b)               Amended and Restated By-Laws. (9)

(c)               See Articles III, VII, and VIII of Registrant's Amended and
                  Restated Agreement and Declaration of Trust, located as noted in (a)(i) above.

(d)(i)(a)         Advisory Agreement between WT Investment Trust I (the
                  "Trust"), on behalf of the Prime Money Market Series, Premier
                  Money Market Series, U.S. Government Series, Tax-Exempt
                  Series, Large Cap Core Series, Small Cap Core Series,
                  Short/Intermediate Bond Series, Short-Term Income Series,
                  Broad Market Bond Series, Municipal Bond Series, International
                  Multi-Manager Series, Real Estate Series, WT Balanced Series,
                  Large Cap Quantitative Series, Large Cap Multi-Manager Series,
                  Mid Cap Quantitative Series, Mid Cap Multi-Manager Series,
                  Small Cap Quantitative Series, Small Cap Multi-Manager Series and Rodney Square Management Corporation ("RSMC"). (4)

(d)(i)(b)         Amended Schedules A and B to Advisory Agreement with RSMC.
                  (15)

(d)(ii)           Advisory Agreement between the Trust, on behalf of the Large
                  Cap Value Series, Small Cap Value Series and Mid Cap Value
                  Series and Cramer Rosenthal McGlynn, LLC. (4)

(d)(iii)(a)       Advisory Agreement between the Trust, on behalf of the WT
                  Large Cap Growth Series, Mid Cap Series and Small Cap Growth
                  Series, and Roxbury Capital Management, LLC ("Roxbury"). (4)

(d)(iii)(b)       Amended Schedules A and B to Advisory Agreement with Roxbury.
                  (12)

(d)(iv) Sub-Advisory Agreement among the Trust, on behalf of the International Multi-Manager Series, RSMC and Goldman Sachs
                  Asset Management, L.P. ("GSAM"). (15)

(d)(v) Sub-Advisory Agreement among the Trust, on behalf of the International Multi-Manager Series, RSMC and Julius Baer
                  Investment Management Inc. (11).

(d)(vi)           Sub-Advisory Agreement among the Trust, on behalf of the Real
                  Estate Series, RSMC and AEW Management and Advisors, L. P.
                  ("AEW"). (15)

(d)(vii)          Sub-Advisory Agreement among the Trust, on behalf of the Real
                  Estate Series, RSMC and Real Estate Management Series Group
                  LLC. ("REMS"). (15)

(d)(viii)         Advisory Agreement between WT Mutual Fund, on behalf of the
                  Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid
                  Cap Strategic Allocation Fund, Wilmington Small Cap Strategic
                  Allocation Fund, and Wilmington Small Cap Core Portfolio and
                  RSMC. (13)

(d)(ix)           Sub-Advisory Agreement among the Trust, on behalf of the Large
                  Cap Quantitative Series, Mid Cap Quantitative Series and Small
                  Cap Quantitative Series, RSMC and Parametric Portfolio
                  Associates ("PPA"). (14)

(d)(x) Interim Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Quantitative Series, the Mid Cap Quantitative
                  Series and the Small Cap Quantitative Series and Parametric
                  Portfolio Associates LLC. (15)

(d)(xi)           Sub-Advisory Agreement among the Trust, on behalf of the Large
                  Cap Multi-Manager Series, RSMC and Armstrong Shaw Associates,
                  Inc. ("ASA"). (14)

(d)(xii)          Sub-Advisory Agreement among the Trust, on behalf of the Large
                  Cap Multi-Manager Series, RSMC and Montag & Caldwell, Inc.
                  ("M&C"). (14)

(d)(xiii)         Sub-Advisory Agreement among the Trust, on behalf of the Mid
                  Cap Multi-Manager Series, RSMC and Bennett Lawrence
                  Management, LLC ("BLM. (14)

(d)(xiv)          Sub-Advisory Agreement among the Trust, on behalf of the Mid
                  Cap Multi-Manager Series, RSMC and Eubel Brady and Suttman
                  Asset Management, Inc. ("EBS"). (14)

(d)(xv)           Sub-Advisory Agreement among the Trust, on behalf of the Mid
                  Cap Multi-Manager Series, RSMC and Equity Investment
                  Corporation ("EIC"). (14)

(d)(xvi)          Sub-Advisory Agreement among the Trust, on behalf of the Small
                  Cap Multi-Manager Series, RSMC and Batterymarch Financial
                  Management, Inc. ("BFM"). (14)

(d)(xvii)         Sub-Advisory Agreement among the Trust, on behalf of the Small
                  Cap Multi-Manager Series, RSMC and Systematic Financial
                  Management L.P. ("SFM"). (14)

(d)(xviii) Form of Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Quantitative Series, the Mid Cap Quantitative
                  Series and the Small Cap Quantitative Series and Parametric
                  Portfolio Associates LLC is filed herewith.

(e)(i)(a)         Distribution Agreement with PFPC Distributors, Inc. (5)

(e)(i)(b)         Amended Schedule A to the Distribution Agreement with PFPC
                  Distributors, Inc. (14)

(e)(ii)           Form of Amended and Restated Distribution Agreement with PFPC
                  Distributors, Inc., for the Class B shares of the Roxbury
                  Portfolios. (5)

(e)(iii)          Form of Broker-Dealer Agreement. (5)

(e)(iv)           Form of Distribution Agreement with Professional Funds
                  Distributor, LLC is filed herewith.

(f)               Deferred Compensation Plan for Independent Trustees. (10)

(g)(i)            Custody Agreement between the Fund and Wilmington Trust
                  Company. (15)

(g)(ii)           Foreign Custody Agreement between the Trust and PFPC Trust
                  Company. (15)

(g)(iii) Sub-Custody Agreement among the Fund, Wilmington Trust Company and PFPC Trust Company. (7)

(h)(i)(a)         Transfer Agency Agreement between the Fund and PFPC Inc. (4)

(h)(i)(b)         Amended Exhibit A to Transfer Agency Agreement with PFPC Inc.
                  (14)

(h)(i)(c)         Amendment to Transfer Agency Agreement with PFPC Inc. (11)

(h)(ii)(a)        Administration and Accounting Services Agreement between the
                  Fund and RSMC. (15)

(h)(ii)(b)        Sub-Administration and Accounting Services Agreement among the
                  Fund, RSMC and PFPC Inc.. (15)

(h)(iii)          Shareholder Service Plan for the CRM Funds. (5)

(h)(iv)           Shareholder Service Plan for the Roxbury Funds. (5)

(h)(v)            Shareholder Service Plan for the Wilmington Funds and
                  Balentine Premier Money Market Portfolio. (10)

(h)(vi)           Shareholder Service Plan for the Retail Shares of the CRM
                  Funds. (11)

(h)(vii)          Shareholder Service Plan for the Service Shares of the
                  Wilmington Large Cap Strategic Allocation Fund, Wilmington Mid
                  Cap Strategic Allocation Fund and Small Cap Strategic
                  Allocation. (13)

(i)               Not applicable.

(j)               Consent of Ernst & Young, LLP is filed herewith.

(k)               Not applicable.

(l)               None.

(m)(i)            Plan of Distribution Pursuant to Rule 12b-1. (14)

(m)(ii) Amended and Restated Distribution Plan for the Class B Shares of the Roxbury Funds. (6).

(m)(iii) Amended and Restated Distribution Plan for the Class C Shares of the Roxbury Funds. (6)

(n)(i)            Multiple Class Plan Pursuant to Rule 18f-3. (14)

(p)(i)            Joint Code of Ethics among the Trust, WT Mutual Fund, RSMC and
                  Wilmington Trust Company. (11)

(p)(ii)           Code of Ethics of Cramer Rosenthal McGlynn, LLC. (15)

(p)(iii)          Code of Ethics of Roxbury Capital Management, LLC. (4)

(p)(iv)           Code of Ethics of GSAM. (15)

(p)(v)            Code of Ethics of JBIMI. (11)

(p)(vi)           Code of Ethics of AEW. (12)

(p)(vii)          Code of Ethics of REMS. (13)

(p)(viii)         Code of Ethics of PPA. (14)

(p)(ix)           Code of Ethics of ASA. (14)

(p)(x)            Code of Ethics of M&C. (14)

(p)(xi)           Code of Ethics of BLM. (14)

(p)(xii)          Code of Ethics of EBS. (14)

(p)(xiii)         Code of Ethics of EIC. (14)

(p)(xiv)          Code of Ethics of BFM. (14)

(p)(xv)           Code of Ethics of SFM. (14)

(q)(i)(a)         Powers of Attorney for Robert H. Arnold, Eric Brucker,
                  Nicholas A. Giordano, Louis Klein, Jr., Clement C. Moore, II,
                  John J. Quindlen and William P. Richards. (7)

(q)(i)(b)         Power of Attorney for Mark A. Sargent. (8)

------------------------------------------

(1) Previously filed with the Securities and Exchange Commission (the "SEC") on Form N-1A on July 25, 1994 and incorporated herein by reference.

(2) Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(3) Previously filed with the SEC with Post-Effective Amendment No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4) Previously filed with the SEC with Post-Effective Amendment No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(5) Previously filed with the SEC with Post-Effective Amendment No. 13 on Form N-1A on February 23, 2001 and incorporated herein by reference.

(6) Previously filed with the SEC with Post-Effective Amendment No. 14 on Form N-1A on August 17, 2001 and incorporated herein by reference.

(7) Previously filed with the SEC with Post-Effective Amendment No. 15 on Form N-1A on November 1, 2001 and incorporated herein by reference.

(8) Previously filed with the SEC with Post-Effective Amendment No. 16 on Form N-1A on February 28, 2002 and incorporated herein by reference.

(9) Previously filed with the SEC with Post-Effective Amendment No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(10) Previously filed with the SEC with Post-Effective Amendment No. 18 on Form N-1A on August 26, 2002 and incorporated herein by reference.

(11) Previously filed with the SEC with Post-Effective Amendment No. 19 on Form N-1A on October 25, 2002 and incorporated herein by reference.

(12) Previously filed with the SEC with Post-Effective Amendment No. 20 on Form N-1A on November 15, 2002 and incorporated herein by reference.

(13) Previously filed with the SEC with Post-Effective Amendment No. 21 on Form N-1A on April 28, 2003 and incorporated herein by reference.

(14) Previously filed with the SEC with Post-Effective Amendment No. 22 on Form N-1A on August 28, 2003 and incorporated herein by reference.

(15) Previously filed with the SEC with Post-Effective Amendment No. 23 on Form N-1A on October 29, 2003 and incorporated herein by reference.

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

WILMINGTON TRUST CORPORATION AND SUBSIDIARIES

Wilmington Trust Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Holding company for Wilmington Trust Company, Wilmington Trust of Pennsylvania, Wilmington Trust FSB and WT Investments, Inc., Rodney Square Management Corporation, Balentine Holdings, Inc. and Wilmington Trust (UK) Limited

Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
Delaware-chartered bank and trust company

Wilmington Trust FSB
One South Street, Suite 2160 Baltimore, Maryland 21202 Federal savings bank headquartered in Maryland

Wilmington Trust of Pennsylvania
795 East Lancaster Avenue
Villanova, Pennsylvania
Commercial bank headquartered in Pennsylvania

WT Investments, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and an investment holding company

Brandywine Insurance Agency, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a licensed insurance agent and broker for life, casualty and property insurance

Brandywine Finance Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company which is a finance company

Brandywine Life Insurance Company, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a reinsurer of credit life insurance written in connection with closed-end consumer loans Wilmington Trust makes

Wilmington Trust SP Services, Inc.
(f/k/a Delaware Corporate Management, Inc.)
Rodney Square North
1100 North Market Street

Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services for Delaware holding companies and other Delaware entities.

Wilmington Trust SP Services (Nevada), Inc.
(f/k/a Nevada Corporate Management, Inc.)
3773 Howard Hughes Parkway
Las Vegas, Nevada
A subsidiary of Wilmington Trust SP Services, Inc. that provides nexus and other services for Nevada holding companies and other Nevada entities

Rodney Square Management Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Corporation and a registered investment advisor

Wilmington Brokerage Services Company
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a registered broker-dealer and a registered investment advisor

100 West Tenth Street Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and maintains certain real estate on behalf of Wilmington Trust Company and Compton Realty Corporation

Compton Realty Corporation
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company and a partner in Rodney Square Investors, L.P., the partnership that holds title to the Wilmington Trust Center

Rodney Square Investors, L.P.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
49% owned by Compton Realty Corporation. Partnership that holds title to the Wilmington Trust Center

Drew-VIII-Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company

Siobain VI, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that holds title to and manages certain troubled real estate on behalf of Wilmington Trust Company

WTC Corporate Services, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

WT Services of Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides back-office and support services to Wilmington Trust Company and its affiliates

Wilmington Trust SP (Delaware) Services, Inc.
(f/k/a Organization Services, Inc.)
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust SP Services, Inc., that provides nexus and other services for Delaware holding companies and other Delaware entities

Special Services Delaware, Inc.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of - Wilmington Trust SP Services, Inc., a special purpose entity used to facilitate corporate transactions

Wilmington Trust Global Services, Ltd.
Rodney Square North
1100 North Market Street
Wilmington, Delaware
A subsidiary of Wilmington Trust Company that provides nexus and other services

Wilmington Trust (Cayman), Ltd.
George Town, Cayman Islands, British West Indies
A subsidiary of Wilmington Trust Company that provides trust services

Wilmington Trust (Channel Islands), Ltd.
St. Helier, Jersey, Channel Islands
A subsidiary of Wilmington Trust Company that provides trust services

Balentine Holdings, Inc.
3455 Peachtree Road
Suite 2000
Atlanta, Georgia
A subsidiary of Wilmington Trust Corporation that holds our interest in Balentine Delaware Holding Company, LLC and owns Balentine Management, Inc.

Balentine Delaware Holding Company, LLC
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
Owned by Balentine Holdings, Inc. A registered investment adviser

Balentine & Company, LLC
3455 Peachtree Road
Suite 2000
Atlanta, Georgia 30325
Owned by Balentine Delaware Holding Company, LLC. A registered broker-dealer and a registered investment adviser

Balentine Management, Inc.
1100 North Market Street
Rodney Square North
Wilmington, DE 19890
A subsidiary of Balentine Holdings, Inc.

Wilmington Trust (UK) Limited
200 Aldersgate Street
London, EC1A 4JJ
A subsidiary of Wilmington Trust Corporation Holding company

SPV Management Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that provides nexus and other services

SPV Advisors Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of Wilmington Trust (UK) Limited that serves as advisor to SPV Management Limited

Lord SPV Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited

SPV Management (Dublin) Limited
78 Cannon Street, London, EC4P 5LN
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Management (Italia) SRL
Studio Tributare Deiure, Via Pontaccio 10, Milan, 20120, Italy A subsidiary of SPV Management Limited that provides nexus and other services

SPV Jersey Limited
Oak Walk, St. Peter, Jersey, JE3 7EF
A subsidiary of SPV Management Limited that provides nexus and other services

SPV Cayman Limited
Q&H Corporate Services Ltd., Third Floor, Harbour Centre,
P.O. Box 1347, Georgetown, Grand Cayman, BWIO, Cayman Islands
A subsidiary of SPV Management Limited that provides nexus and other services

Bedell SPV Management (Jersey) Limited
26 New Street, St. Helier, Jersey JE2 3RA, Channel Islands
51% owned by SPV Management Limited
Provides nexus and other services

WT Delaware Capital Corp.

WT Cayman Capital, Ltd.

Wilmington Investment Managers, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE

California Corporate Management, Inc.
Rodney Square North
1100 North Market Street
Wilmington, DE

AFFILIATES

Cramer Rosenthal McGlynn, LLC
White Plains, New York
A registered investment adviser
(69.144% equity interest owned by WT Investments, Inc.)

Roxbury Capital Management, LLC
Santa Monica, California
A registered investment adviser
(30% profits interest owned by WT Investments, Inc.
40% equity interest owned by WT Investments, Inc.)

Clemente Capital, Inc.
152 West 57th Street
New York, New York 10017
(24.9% equity interest owned by WT Investments, Inc.)

Balentine & Company of Tennessee, L.L.C.
113 Seaboard Lane 47.2% Franklin, Tennessee 37067( owned by Balentine Delaware Holding Company, LLC A registered investment adviser)

Camden Partners Holdings, LLC
One South Street, Suite 215
Baltimore, MD  21202
(28.75% equity interest owned by WT Investments, Inc.
A registered investment adviser

ITEM 25.     INDEMNIFICATION.

The Registrant's Amended and Restated Agreement and Declaration of Trust (the "Agreement") and By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Registrant, nor shall any trustee be responsible for the act or omission of any other trustee, and the Registrant out of its assets may indemnify and hold harmless each trustee and officer of the Registrant from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee's performance of his or her duties as a trustee or officer of the Registrant; provided that the trustees and officers of the Registrant shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article IX of the Agreement filed as Exhibit 23(a)(i) and Article IX of the Registrant's By-laws filed as Exhibit 23(b)).

WT Investment Trust I (the "Trust") is party to an investment advisory agreement with each of Rodney Square Management Corporation, Cramer Rosenthal McGlynn, LLC and Roxbury Capital Management, LLC (each, an "Adviser"). Paragraph 8 of each of the foregoing investment advisory agreements provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the Adviser shall not be subject to liability to the Trust, any Series of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust. Any liability of an Adviser to any series of the Trust shall not automatically impart liability on the part of such Adviser to any other series of the Trust or the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

The Trust is also party to a sub-advisory agreement with each of GSAM, JBIMI, AEW, REMS, PPA, ASA, M&C, BLM, EBS, EIC, BFM and SFM (each, a Sub-Adviser). Each of the foregoing sub-advisory agreements provides that the Sub-Adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust or Rodney Square Management Corporation, provided, however, that such acts or omissions shall not have resulted from the Sub-Adviser's willful misfeasance, bad faith, gross negligence or a reckless disregard of duty un its sub-advisory agreement.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

(i)      Rodney Square Management Corporation ("RSMC")

         The only employment of a substantial nature of each of RSMC's directors and officers is with RSMC and its affiliated companies.

(ii)     Cramer Rosenthal McGlynn, LLC ("CRM")

         The only employment of a substantial nature of each of CRM's directors and officers is with CRM.

(iii)    Roxbury Capital Management, LLC ("Roxbury")

         The only employment of a substantial nature of each of Roxbury's directors and officers is with Roxbury.

(iv)     AEW Management and Advisors, L.P. ("AEW")

         The only employment of a substantial nature of each of AEW's directors and officers is with AEW.

(v)      Real Estate Management Services Group, LLC ("REMS").

         The only employment of a substantial nature of each of REMS' directors and officers is with REMS.

(vi) Goldman Sachs Asset Management, L.P. Set forth below are the names and businesses of certain managing directors of GSAM L.P who are engaged in any other business, profession, vocation or employment of a substantial nature.

        Name            Position With Sub-Adviser                      Other Affiliations
        ----            -------------------------                     -------------------
Henry M. Paulson, Jr.   Managing Director                Chairman, Chief Executive Officer And Director,
                                                         The Goldman Sachs Group, Inc.

Robert J. Hurst         Managing Director                Vice Chairman And Director, The Goldman Sachs
                                                         Group, Inc.,

John A. Thain           Managing Director                President, Co-Chief Operating Officer And
                                                         Director, The Goldman Sachs Group, Inc.

John L. Thornton        Managing Director                President, Co-Chief Operating Officer And
                                                         Director, The Goldman Sachs Group, Inc

David W. Blood          Managing Director And Co-        Director, Goldman Sachs Asset Management
                        Head(Asset Management Group)     International

(viii)   Julius Baer Investment Management Inc.

     Name                 JBIM Title                        Outside Employer                         Relationship
     ----                 ----------                        ----------------                         ------------
Bernard Spilko            Director             SVP Branch Manager of Bank Julius Baer & Co.     Employee of Julius Baer

                                               Ltd.(New York), Managing Director of Julius Baer      Securities Inc.
                                               Securities Inc.

Stuart G. Adam            Director             SVP Head of Private Banking - Bank Julius Baer &      Employee of Bank Julius
                                               Co. Ltd. (New York)                                   Baer & Co. Ltd. (New York)

Alessandro E. Fussina     Director             Ilander Ltd. - President                              Employee of Illander Ltd.
                                               Julius Baer Securities Inc. - Director
                                               Bank Julius Baer & Co. Ltd. (New York) - Chairman
                                               of Advisory Board

Leo T. Schrutt            Chairman             Julius Baer Holding Ltd. - Member of Group            Employee of JBIM
                                               Executive Board
                                               Julius Baer Asset Management - President

Edward A. Clapp           FVP Head of          FVP - Director of Compliance for Julius Baer          Employee of Bank Julius
                          Compliance           Securities Inc. and Bank Julius Baer & Co. Ltd.       Baer & Co. Ltd. (New York)
                                               (New York)

Francoise M. Birnholz     SVP - Corporate      SVP - General Counsel for Julius Baer Securities      Employee of Bank Julius
                          Secretary and        Inc. and Bank Julius Baer & Co. Ltd. (New York)       Baer & Co. Ltd. (New York)
                          General Counsel

Hendricus F. Bocxe        VP and Compliance    VP and Compliance Officer for Julius Baer             Employee of Bank Julius
                          Officer              Securities Inc. and Bank Julius Baer & Co. Ltd.       Baer & Co. Ltd. (New York)
                                               (New York)

* Julius Baer Securities Inc. and Bank Julius Baer & Co. Ltd (New York) are located at 330 Madison Avenue, New York, N.Y. 10017.

**       Illander Ltd. is located at 350 Park Avenue, New York, N.Y. 10022.

*** Julius Baer Holding Ltd is located at Bahnofstrasse 36, Zurich Switzerland and Julius Baer Asset Management is located at Brandschenkestrasse 40, Zurich, Switzerland.

(viii)   Parametric Portfolio Associates

         PPA is a registered investment adviser providing investment management services to the Registrant. The directors and officers of PPA are set forth below.

        Name                Position with Sub-Adviser                       Other Affiliations
        ----                -------------------------                       ------------------
Andrew Abramsky             Chief Operation Officer              None

William E. Cornelius        Chairman of the Board                Director of PPA Acquisition Corporation,
                                                                 DBA Parametric Portfolio Associates.

Brian Langstraat            Chief Executive Officer              Director of PPA Acquisition Corporation,
                                                                 DBA Parametric Portfolio Associates.

David M. Stein              Chief Investment Officer             Director of PPA Acquisition Corporation,
                                                                 DBA Parametric Portfolio Associates.

(ix)     Armstrong Shaw Associates, Inc.

         The only employment of a substantial nature of each of ASA's directors and officers is with ASA.

(x)      Montag & Caldwell, Inc.

         M&C is a registered investment adviser providing investment management services to the Registrant. M&C is a member of the ABN AMRO group of companies. The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         Name             Position with Sub-Adviser                              Other Affiliations
         ----             -------------------------                              ------------------
Sandra M. Barker          Vice President                                         None

Janet B. Bunch            Vice President                                         None

Debra Bunde Reams         Vice President                                         None

Ronald E. Canakaris       President, Chief Executive Officer, Chief Investment   None
                           Officer and Director

Elizabeth C. Chester      Senior Vice President and Secretary                    None

Tom Cross Brown           Director                                               None

Jane R. Davenport         Vice President                                         None

James L. Deming           Vice President                                         None

Helen M. Donahue          Vice President                                         None

Marcia C. Dubs            Assistant Vice President                               None

Katherine E. Ryan         Assistant Vice President                               None

Brion D. Friedman         Vice President                                         None

Charles Jefferson Hagood  Vice President                                         None

Richard W. Haining        Vice President                                         None

Mark C. Hayes             Vice President                                         None

Lana M. Jordan            Vice President and Director of Marketing               None

Andrew W. Jung            Vice President                                         None

Rebecca M. Keister        Vice President                                         None

William E. Long III       Vice President                                         None

Charles E. Markwalter     Vice President                                         None

Grover C. Maxwell III     Vice President                                         None

Michael A. Nadal          Vice President                                         None

Solon P. Patterson        Chairman of the Board                                  None

Carla T. Phillips         Assistant Vice President                               None

Brian W. Stahl            Vice President and Treasurer                           None

M. Scott Thompson         Vice President                                         None

Debbie J. Thomas          Assistant Vice President                               None

David L. Watson           Vice President                                         None

William A. Vogel          Senior Vice President                                  None

Homer W. Whitman, Jr.     Senior Vice President                                  None

John S. Whitney, III      Vice President                                         None

(xi)     Bennett Lawrence Management, LLC

         The only employment of a substantial nature of each of BLM's directors and officers is with BLM.

(xii)    Eubel Brady and Suttman Asset Management, , Inc.

         The only employment of a substantial nature of each of EBS's directors and officers is with EBS.

(xiii)   Equity Investment Corporation

         The only employment of a substantial nature of each of EIC's directors and officers is with EIC.

(xiv)    Batterymarch Financial Management, Inc.

         Batterymarch Financial Management, Inc. ("Batterymarch") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

      Name               Posititon with Sub-Adviser                   Other Affiliations
      ----               --------------------------                   ------------------
Deepak Chowdhury         Director                        Vice President, Legg Mason Fund Adviser,  Inc.
                                                         ("LMFA")  Manager, Brandywine Asset Management,
                                                         Inc. ("Brandywine")

William L. Elcock        CEO and Director                None

Timothy C. Scheve        Director                        Senior Executive Vice President, Legg Mason,
                                                         Inc.;  Senior Executive Vice President and
                                                         Director, Legg Mason Wood Walker, Incorporated
                                                         ("LMWW"); President and Director, LMTower;
                                                         Manager, Brandywine; Director, Gray, Seifert &
                                                         Co., Inc. ("Gray Seifert"); Director, Berkshire
                                                         Asset Management, Inc. ("Berkshire"); Director,
                                                         Bartlett & Co.  ("Bartlett"); Director, Legg
                                                         Mason Capital Management, Inc. ("LMCM");
                                                         Director, LMFA; Director, Legg Mason Funds
                                                         Management, Inc. ("LMFM"); Director, LMTrust;
                                                         Director,  Western Asset Management Company
                                                         ("WAM"); Director, Western Asset Management
                                                         Company Limited ("WAMCL")

Edward A. Taber III      Director                        Senior Executive Vice President, Legg Mason,
                                                         Inc.; Director, LM Holdings Limited; Director,
                                                         Legg Mason Holdings Limited;  Director, LMCM;
                                                         Director, LMFA; Director, LMFM; Director, WAM;
                                                         Director, WAMCL; Director, LMREI
Tania Zouikin            Chairman and Director

(xvi)    Systematic Financial Management L.P.

         The only employment of a substantial nature of each of SFM's directors and officers is with SFM.

ITEM 27.     PRINCIPAL UNDERWRITER

Item 27. Principal Underwriter

         (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of September 30, 2003:

                  AB Funds Trust
                  AFBA 5 Star Funds, Inc.
                  Atlantic Whitehall Funds Trust
                  Forward Funds, Inc
                  Harris Insight Funds Trust
                  Hillview Investment Trust II
                  International Dollar Reserve Fund I, Ltd.
                  Kalmar Pooled Investment Trust
                  Matthews Asian Funds
                  Metropolitan West Funds
                  New Covenant Funds
                  Pictet Funds
                  The RBB Fund, Inc.
                  RS Investment Trust
                  Scudder Investments VIT Funds

                  Smith Graham Institutional Funds
                  Stratton Growth Fund, Inc.
                  Stratton Monthly Dividend REIT Shares, Inc.
                  The Stratton Funds, Inc.
                  Tomorrow Funds Retirement Trust
                  Trainer, Wortham First Mutual Funds
                  Undiscovered Managers Funds
                  Weiss, Peck & Greer Funds Trust
                  Weiss, Peck & Greer International Fund
                  Wilshire Target Funds, Inc.
                  WPG Large Cap Growth Fund
                  WPG Tudor Fund
                  WT Mutual Fund

                  Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.

                  Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust

                  Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

                  PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406

         (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

Brian Burns                        Chairman, Chief Executive Officer, Director and President
Michael Denofrio                   Director
Susan Keller                       Director
Rita G. Adler                      Chief Compliance Officer
Christine A. Ritch                 Chief Legal Officer
Salvatore Faia                     Assistant Secretary and Assistant Clerk
Bradley A. Stearns                 Assistant Secretary and Assistant Clerk
John L. Wilson                     Assistant Secretary and Assistant Clerk
John Coary                         Treasurer
Douglas D. Castagna                Controller and Assistant Treasurer
Bruno DiStefano                    Vice President
Elizabeth T. Holtsbery             Vice President
Susan K. Moscaritolo               Vice President
Thomas Rodman                      Vice President

         (c) Not applicable.

ITEM 28. LOCATIONS OF ACCOUNTS AND RECORDS

All accounts and records are maintained by the Registrant, or on its behalf by the Registrant's sub-administrator, transfer agent, dividend-paying agent and sub-accounting services agent, PFPC, Inc., 301 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29. MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

"Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wilmington, State of Delaware on the 18th day of November, 2003.

                                                WT MUTUAL FUND

                                        By:  /s/ Robert J. Christian
                                           _____________________________________
                                            Robert J. Christian, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold *         Trustee                      November 18, 2003
-----------------------
Robert H. Arnold

/s/ Eric Brucker *             Trustee                      November 18, 2003
-------------------
Eric Brucker

/s/ Robert J. Christian        Trustee, President, Chief    November 18, 2003
------------------------       Executive Officer
Robert J. Christian

/s/John R. Giles               Chief Financial Officer      November 18, 2003
-----------------
John R. Giles

/s/ Nicholas A. Giordano *     Trustee                      November 18, 2003
---------------------------
Nicholas A. Giordano

/s/ Louis Klein, Jr. *         Trustee                      November 18, 2003
-----------------------
Louis Klein, Jr.

/s/ Clement C. Moore, II *     Trustee                      November 18, 2003
---------------------------
Clement C. Moore, II

/s/ John J. Quindlen *         Trustee                      November 18, 2003
-----------------------
John J. Quindlen

/s/ William P. Richards *      Trustee                      November 18, 2003
------------------------
William P. Richards

/s/ Mark Sargent *             Trustee                      November 18, 2003
-------------------
Mark Sargent

            * By  /s/ Robert J. Christian
                 ________________________
            Robert J. Christian
            Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION

23(d)(xviii)      Form of Sub-Advisory Agreement among the Trust, on behalf of the Large Cap Quantitative Series, the Mid Cap Quantitative
                  Series and the Small Cap Quantitative Series and Parametric
                  Portfolio Associates LLC is filed herewith

23(e)(iv)         Form of Distribution Agreement with Professional Funds
                  Distributor, LLC.

23(l)             Consent of Ernst & Young, LLP.